UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-4653

The American Funds Tax-Exempt Series I
(Exact Name of Registrant as specified in charter)

1101 Vermont Avenue, NW
Washington, DC 20005
(Address of principal executive offices)

Registrant's telephone number, including area code: (202) 842-5665

Date of fiscal year end: July 31, 2006

Date of reporting period: July 31, 2006

Michael W. Stockton
Treasurer
The American Funds Tax-Exempt Series I
1101 Vermont Avenue, NW
Washington, DC 20005
(name and address of agent for service)

ITEM 1 - Reports to Stockholders

American Funds®

The right choice for the long term®

The Tax-Exempt Fund of Maryland
The Tax-Exempt Fund of Virginia

The American Funds
Tax-Exempt Series I

Annual report for the year ended July 31, 2006

The Tax-Exempt Fund of Maryland®seeks a high level of current income free from Federal and Maryland state income taxes. Additionally, the Fund seeks to preserve capital.

The Tax-Exempt Fund of Virginia®seeks a high level of current income free from Federal and Virginia state income taxes. Additionally, the Fund seeks to preserve capital.

These Funds are two of the 29 American Funds. The organization ranks among the nation’s three largest mutual fund families. For nearly 75 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.
Contents
Letter to shareholders	1
The growth of a $10,000 investment	3
The Tax-Exempt Fund of Maryland: Summary investment portfolio	4
Financial statements	8
The Tax-Exempt Fund of Virginia: Summary investment portfolio	12
Financial statements	16
Notes to financial statements	20
Expense example	28
Board of trustees and officers	32

Figures shown in this report are past results for Class A shares (unless otherwise indicated) and are not predictive of results in future periods. Fund results shown, unless otherwise indicated, are at net asset value. If a sales charge (maximum 3.75%) had been deducted, the results would have been lower. Current and future results may be lower or higher than those shown. For current information and month-end results, visit americanfunds.com. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended June 30, 2006 (the most recent calendar quarter):
Class A shares		1 year	5 years	10 years
Reflecting 3.75% maximum sales charge	The Tax-Exempt Fund of Maryland	-3.08%	+3.56%	+4.58%
	The Tax-Exempt Fund of Virginia	-3.26%	+3.18%	+4.44%
At net asset value	The Tax-Exempt Fund of Maryland	+0.67%	+4.35%	+4.98%
	The Tax-Exempt Fund of Virginia	+0.48%	+3.97%	+4.83%

The Funds’ investment adviser and business manager each waived 5% of their management fees from September 1, 2004 through March 31, 2005, and increased the waivers to 10% on April 1, 2005. Fund results shown reflect the waivers, without which they would have been lower. Please see the Financial Highlights tables on pages 11 and 19 for details.

The Funds’ 30-day yields for Class A shares as of August 31, 2006, calculated in accordance with the Securities and Exchange Commission formula, were 3.34% for The Tax-Exempt Fund of Maryland and 3.35% for The Tax-Exempt Fund of Virginia, which reflect the fee waivers (3.31% and 3.32%, respectively, without the fee waivers). (For investors in the 42.95% Maryland tax bracket and the 40.75% Virginia tax bracket, this is equivalent to taxable yields of 5.85% for the Maryland Fund and 5.65% for the Virginia Fund, which reflect the fee waivers — 5.80% and 5.60%, respectively, without the fee waivers. The distribution rates for Class A shares as of that date were 3.70% for the Maryland Fund and 3.58% for the Virginia Fund (3.66% and 3.54%, respectively, without the fee waivers). All figures reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which each Fund is earning income on its current portfolio of securities while the distribution rate reflects the Funds’ past dividends paid to shareholders. Accordingly, each Fund’s SEC yields and distribution rates may differ.

Other share class results and important information can be found on page 27.

All investments are subject to certain risks. Investments in the Funds are subject to interest rate fluctuations. Additionally, each Fund is more susceptible to factors adversely affecting issuers of its state’s tax-exempt securities than a more widely diversified municipal bond fund. Income may be subject to federal alternative minimum taxes. Certain other income, as well as capital gain distributions, may be taxable. The return of principal in bond funds is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the Funds.

Cover: Landscape near Charlottesville, VA.

Fellow shareholders:

With the passing of another fiscal year, The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia remain stable providers of tax-exempt income. This consistency is indicative of the healthy nature of their respective state economies, particularly in the face of a moderating domestic economy. During the period, the Maryland Fund and the Virginia Fund distributed income dividends of about 62.0 cents and 61.0 cents a share, respectively.

If, like most shareholders of the Funds, you reinvested your dividends, your total return for the 12-month period ended July 31, 2006 was 2.27% for the Maryland Fund and 2.03% for the Virginia Fund. Neither Fund paid capital gain distributions during this fiscal year.The table below highlights the Funds’ average annual total returns over longer periods and compares them with their respective peer group averages — the Lipper Maryland Municipal Debt Funds Average and the Lipper Virginia Municipal Debt Funds Average — as of July 31, 2006.
	1 year	5 years	10 years
The Tax-Exempt Fund of Maryland	+2.27%	+4.33%	+4.98%
Lipper Maryland Municipal Debt Funds Average	+1.93%	+3.95%	+4.73%
The Tax-Exempt Fund of Virginia	+2.03%	+3.92%	+4.84%
Lipper Virginia Municipal Debt Funds Average	+1.83%	+4.03%	+4.86%

During the 12-month review period interest rates rose and, as a result, the Maryland Fund’s share price decreased from $16.13 to $15.87, while the Virginia Fund’s price dropped from $16.63 to $16.35.

The Maryland Fund’s tax-free income return with dividends reinvested was 3.91%, equivalent to 6.85% from a taxable investment if you are in the highest combined Federal, state and local tax bracket of 42.95%. If you took your dividends in cash, your tax-free income return was 3.84%. The Virginia Fund’s tax-free income return with dividends reinvested was 3.73%, which was equal to 6.30% from a taxable investment if you are in the highest combined Federal and state tax bracket of 40.75%. If you took your dividends in cash, your tax-free income return was 3.67%.

The Fed and the economy
During the 12-month period under review, the U.S. economy was affected by several events, ranging from the hurricanes in the
Gulf Coast to the ongoing hostilities in Afghanistan and Iraq. These events unfolded against the backdrop of mixed economic signals, with rising short-term interest rates, moderating employment in certain sectors, higher energy prices and a cooling housing market.

However, on August 8 (just days after the end of the Funds’ fiscal year) the Federal Reserve — after 17 consecutive rate hikes —
paused the methodical raising of the federal funds rate for the first time in two years. In their words, this action, or nonaction, is in response to moderating economic growth as seen in a softening housing market and the lagging effects of increases in interest rates and energy prices.

Throughout this period of rising interest rates and growing inflation chatter, short-term municipal bond yields had increased more significantly than long-term municipal yields. Given that, as well as the shape of the yield curve, long-term municipal bonds outperformed their shorter term counterparts. Additionally, throughout this fiscal year, lower quality bonds outpaced investment-grade issues.

Maryland and Virginia economies
Maryland’s general obligation bonds continue to receive some of Moody’s Investor Service’s highest ratings, reflecting the strength of the state. General obligation bonds are typically used to fund local and state projects, such as public schools, jails, roads, sewers and water treatment facilities. While Maryland’s unemployment rate of 4.3% remains well below the national unemployment rate of 4.8%, the pace of job growth is slowing, along with that of the nation.

The Commonwealth of Virginia concluded the fiscal year in good health. After a historic budget impasse, legislators passed a
$72 billion spending plan in late June with additional funding for health care, education, mental health restructuring and environmental protection. As of July 31, 2006, unemployment in the Commonwealth hovered at 3.2%, below the July 2005 rate of 3.5%. Moody’s Investor Service reaffirmed the Commonwealth’s general obligation bonds as Aaa-rated.

The Funds’ portfolios
The portfolios of Maryland and Virginia continue to be conservatively positioned and well-diversified across many sectors. As indicated in the chart on page 4 for the Maryland Fund and page 12 for the Virginia Fund, both contain a large number of high-quality, relatively liquid bonds. As in the past, within this fiscal year, the Funds’ portfolio managers have seized some unique opportunities with higher yielding bonds, which offer the Funds higher income and greater total return opportunities.

Going forward
Over the fiscal year, both Funds performed relatively well in a difficult bond market. However, we still tread somewhat cautiously when operating in these conditions and keep in mind that high energy prices will most likely remain a concern for quite some time. Despite it all, results from the past 12 months demonstrate the presence of value opportunities and serve as an indicator of the Funds’ resilience, as well as the sound state of affairs in Maryland and Virginia. Yet, if interest rates continue their broad ascent throughout the year, shareholders may see a further decline in the Funds’ net asset values. Over time, however, rising rates may buoy the Funds’ income returns as proceeds from maturing bonds are reinvested in higher coupon issues.

As always, we believe that your investment objectives will be best served by keeping a long-term perspective on all your municipal bond fund investments.

Sincerely,

James H. Lemon, Jr.              Jeffrey L. Steele
Vice Chairman of the Board         President

September 7, 2006

For current information about the Funds, visit americanfunds.com

The growth of a $10,000 investment

Fund figures, unless otherwise indicated, reflect deduction of the maximum sales charge of 3.75% on the $10,000 investment.1 Thus, the net amount invested was $9,265.2

In the table below are the plot points for the charts provided above.

Year-ended:	TEFMD @ mop[5]	TEFMD @ nav[4,5]	Lipper MD Muni Debt Funds Average[5]	Lehman Brothers Muni Bond Index[3]	CPI[6]	TEFVA @ mop[5]	TEFVA @ nav[4,5]	Lipper VA Muni Debt Funds Average[5]	Lehman Brothers Muni Bond Index[3]	CPI[6]

7/31/1996	9,625	10,000	10,000	10,000	10,000	9,628	10,000	10,000	10,000	10,000
7/31/1997	10,541	10,952	10,899	11,025	10,223	10,505	10,911	10,952	11,025	10,223
7/31/1998	11,160	11,595	11,460	11,686	10,395	11,034	11,461	11,594	11,686	10,395
7/31/1999	11,413	11,858	11,656	12,022	10,618	11,278	11,714	11,785	12,022	10,618
7/31/2000	11,645	12,099	11,907	12,541	11,006	11,644	12,094	12,069	12,541	11,006
7/31/2001	12,667	13,160	12,996	13,804	11,306	12,738	13,230	13,159	13,804	11,306
7/31/2002	13,444	13,969	13,731	14,730	11,471	13,512	14,034	13,868	14,730	11,471
7/31/2003	13,845	14,385	14,101	15,261	11,713	13,825	14,359	14,245	15,261	11,713
7/31/2004	14,561	15,129	14,803	16,144	12,064	14,469	15,029	14,967	16,144	12,064
7/31/2005	15,306	15,903	15,547	17,169	12,446	15,133	15,718	15,778	17,169	12,446
7/31/2006	15,653	16,264	15,871	17,607	12,962	15,440	16,037	16,074	17,607	12,962

1As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.

2Assumes reinvestment of all distributions and payment of the maximum 3.75% sales charge. The maximum initial sales charge was 4.75% prior to January 10, 2000.

3The index is a national index not limited to Maryland or Virginia bonds. It is unmanaged and includes reinvested distributions, but does not reflect sales charges, commissions or expenses.

4Results at net asset value (not including sales charge).

5With distributions reinvested. The Lipper averages do not reflect sales charges.

6Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

Past results are not predictive of results in future periods. The results shown are before taxes on Fund distributions and sale of Fund shares.

The Funds’ investment adviser and business manager each waived 5% of their management fees form September 1, 2004 through March 31, 2005 and increased the waivers to 10% on April 1, 2005. Fund results shown reflect the waivers, without which they would have been lower. Please see the Financial Highlights tables on pages 11 and 19 for details.

The Tax-Exempt Fund of Maryland

Summary investment portfolio July 31, 2006

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings. For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

*Bond ratings reflect those of a credit rating agency; if ratings are not available, they are assigned by the Fund’s research analysts.
  Maturity measured using average life, which reflects the potential impact of call options. Securities are included at prerefunded dates, not maturity dates.

Bonds & notes — 94.42%	Principal amount (000)	Market Value (000)	Percent of net assets
Maryland — 84.50%

State Issuers — 45.41%
Community Dev. Administration, Dept. of Housing and Community Dev.:
Housing Rev. Bonds, GNMA Collateralized, Series 2002-B, AMT, 4.85% 2022		$2,000	$ 2,008.79%
Residential Rev. Bonds, AMT: Series 1998-B, 5.00% 2009		1,680	1,722	>	4.25
Series 2006-F, 6.00% 2039		4,000	4,312
Series I, 6.00% 2041		2,000	2,159
5.00%-5.20% 2008-2022		2,510	2,551
Econ. Dev. Corp.:
Lease Rev. Bonds:
(Aviation Administration Facs.), Series 2003, AMT, FSA insured, 5.25%-5.50% 2012-2013		2,500	2,689		1.06
(Dept. of Transportation Headquarters Fac.), Series 2002: 5.00% 2014		1,755	1,859	>	1.37
5.375% 2019		1,500	1,612
Rev. Bonds (Anne Arundel County, Golf Course System), Series 2001, 8.25% 2028 (preref. 2011)		1,980	2,323.92
Tax-Exempt Solid Waste Disposal Rev. Bonds (Waste Management, Inc.), Series 2002, AMT, 4.60% 2016		3,000	2,990		1.18
Utility Infrastructure Rev. Bonds (University of Maryland, College Park Project), Series 2001,
AMBAC insured: 5.25% 2011		3,425	3,635	>	3.21
5.375% 2015		2,230	2,378
Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Series 2006,
CIFG insured, 5.00% 2020-2021		2,000	2,102
Energy Fncg. Administration, Limited Obligation Solid Waste Disposal Rev. Bonds (Wheelabrator Water
Technologies Baltimore LLC Projects), Series 1996, AMT, 6.30% 2010		3,500	3,592		1.42
G.O. Bonds, State and Local Facs.:
First Series Loan: Series 2000-H, 5.50% 2010		2,000	2,134	>	2.33
Series 2001-H, 5.50% 2011		1,000	1,075
Capital Improvement Bonds, Series 2003-A, 5.25% 2016		1,500	1,652
Second Series Loan: Series 2002-B, 5.25% 2009		1,000	1,038
Series 1999-W, 5.00% 2011 (preref. 2009)		500	522	>	1.04
Series 1999-X, 5.25% 2012 (preref. 2009)		2,000	2,101

		Principal amount (000)	Market Value (000)		Percent of net assets
Health and Higher Educational Facs. Auth.:
First Mortgage Rev. Bonds (PUMH of Maryland, Inc. - Heron Point of Chestertown Issue), Series 1998-A,
5.75% 2019-2026		$3,140	$ 3,163		1.25%
Howard County General Hospital Issue, Rev. Bonds, Series 1993, 5.50% 2013-2021 (escrowed to maturity)		2,510	2,566		1.02
Johns Hopkins University Issue, Rev. Ref. Bonds: Series 1998, 5.25% 2014		2,505	2,615	>	2.27
5.00% 2011-2032		3,000	3,121
LifeBridge Health Issue, Rev. Bonds: Series 2004-A, 5.00% 2014		2,450	2,590	>	1.86
5.00%-5.25% 2012-2018		2,000	2,105
MedStar Health Issue, Rev. Ref. Bonds, Series 2004: 5.75% 2016		3,500	3,823	>	2.55
5.00%-5.75% 2013-2033		2,500	2,635
Mercy Medical Center Issue, Rev. Ref. Bonds, Series 1996, FSA insured, 6.50% 2013		2,000	2,219.88
Mercy Ridge Issue, Rev. Bonds: Series 2003-A, 6.00% 2035		2,000	2,101	>	1.23
Series 2003-B, 5.00% 2008		1,000	1,011
Peninsula Regional Medical Center Issue, Rev. Bonds, Series 2006: 5.00% 2021		1,000	1,039	>	2.23
5.00% 2036		4,500	4,590
University of Maryland Medical System Issue, Rev. Bonds, Series 2000, 6.75% 2030 (preref. 2010)		2,000	2,230.88
Dept. of Transportation:
Consolidated Transportation Bonds: Series 2002, 5.50% 2017		2,000	2,234	>	3.61
Series 2003, 5.25% 2014		4,000	4,379
Series 2004, 5.00% 2018		1,000	1,058
Project Certs. of Part. (Mass Transit Administration Project), Series 2000, AMT, 5.00% 2008		1,415	1,448
Transportation Auth., Airport Parking Rev. Bonds (Baltimore/Washington International Airport Projects),
Series 2002-B, AMT, AMBAC insured, 5.375% 2015		2,000	2,127.84
University System, Auxiliary Fac. and Tuition Rev. Bonds: Series 2002-A, 5.125% 2022		2,000	2,100	>	3.13
Series 2005-A, 5.00% 2018		2,000	2,123
4.00%-5.00% 2013		3,510	3,677
Other securities			15,399		6.09
			114,807		45.41
City & County Issuers — 39.09%
City of Annapolis, Special Obligation Bonds (Park Place Project):
Series 2005-A, 5.35% 2034		2,000	2,012	>	1.98
Series 2005-B, 4.75% 2034		3,000	3,003
Anne Arundel County:
G.O. Bonds: (Consolidated General Improvements), Series 2005, 5.00%, 2016		1,500	1,608	>	2.12
(Consolidated Golf Course Project), Series 2005, 5.00%, 2018-2021		2,515	2,669
Series 2002, 5.25% 2012		1,000	1,073
Special Obligation Bonds (Arundel Mills Project), Series 1999, 7.10% 2029 (preref. 2009)		1,985	2,200.87
Baltimore County:
G.O. Bonds, Consolidated Public Improvement Bonds, Series 2002:
5.25% 2010		2,000	2,117.84
5.25% 2015 (preref. 2012)		3,000	3,232	>	1.91
G.O. Bonds, Metropolitan Dist. Bonds (67th Issue), 5.00% 2018 (preref. 2011)		1,500	1,594
Mayor and City Council of Baltimore:
Convention Center Hotel Rev. Bonds: Series 2006-B, 5.875% 2039		2,500	2,616	>	1.97
5.00%-5.25% 2019-2032		2,250	2,365
Project and Rev. Bonds (Wastewater Projects), Series 2005-B, MBIA insured, 5.00% 2021		1,030	1,085	>	1.09
Rev. Ref. Bonds (Wastewater Projects), Series 1994-A, FGIC insured, 6.00% 2015		1,500	1,665
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds:
Series 1998, 6.625% 2025		3,000	3,112	>	2.23
5.95%-6.25% 2030		2,461	2,541
City of Hyattsville, Special Obligation Bonds (University Town Center Project), Series 2004, 5.75% 2034		3,650	3,780		1.49

		Principal amount (000)	Market Value (000)		Percent of net assets
Montgomery County:
G.O. Consolidated Public Improvement Bonds, Series 2001-A: 5.25% 2015		$2,000	$ 2,140	>	1.67%
4.75% 2011-2012		2,000	2,092
Housing Opportunities Commission, Multi-family Housing Dev. Bonds, Series 2004-A, FNMA insured,
4.65% 2030		2,670	2,651		1.05
Rev. Auth., Golf Course System Rev. Bonds, Series 1996-A, 6.00% 2014 (preref. 2006)		2,355	2,411.95
Special Obligation Bonds:
(Kingsview Village Center Dev. Dist.), Series 1999, 6.90% 2021		2,205	2,385.94
(West Germantown Dev. Dist.), RADIAN insured: Series 2002-A, 5.375% 2020		750	788	>	1.06
Series 2004-A, 6.70% 2027		1,675	1,888
Northeast Maryland Waste Disposal Auth.:
Resource Recovery Rev. Bonds (Baltimore RESCO Retrofit Project), Series 1998, AMT, 5.00% 2012		2,500	2,554		1.01
Solid Waste Rev. Ref. Bonds (Montgomery County Solid Waste Disposal System), Series 2003,
AMT, AMBAC insured: 5.50% 2010		2,500	2,628	>	1.87
5.25%-5.50% 2009-2016		2,000	2,099
Prince George’s County:
Special Obligation Bonds:
(National Harbor Project), Series 2004, 5.20% 2034		4,000	3,961		1.57
(Woodview Village Infrastructure Improvements), Series 1997-A, 8.00% 2026		1,705	1,763.70
Special Tax Dist. Bonds (Victoria Falls Project), Series 2005, 5.25% 2035		3,700	3,686		1.46
Washington Suburban Sanitary Dist., Montgomery and Prince George’s Counties, G.O. Bonds:
Ref. Bonds of 1997, 5.75% 2017		1,510	1,727	>	2.74
Ref. Bonds of 2001, 4.50% 2015		3,000	3,077
Sewage Disposal Ref. Bonds of 2003, 5.00% 2012		1,000	1,065
Water Supply Bonds of 2005, 5.00% 2019		1,000	1,064
Other Securities			24,198		9.57
			98,849		39.09

District of Columbia — 0.61%
Other securities			1,543.61

Puerto Rico — 7.86%
Electric Power Auth.:
Rev. Bonds, Series DD, FSA insured, 4.50% 2019		1,000	1,012	>	2.07
Rev. Ref. Bonds, 4.75%-7.00% 2007-2021		3,020	3,116
Power Rev. Ref. Bonds (Forward Delivery), Series QQ, XLCA insured, 5.50% 2015		1,000	1,107
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series AA, FSA insured,
5.00% 2026 (put 2010)		2,000	2,083.82
Public Buildings Auth., Government Facs. Rev. Bonds, Series D, 5.25% 2027 (preref. 2012)		4,500	4,817		1.91
Public Fin. Corp., Commonwealth Appropriation Bonds:
Series 2001-E, 6.00% 2026		455	524	>	2.84
Series 2004-A: 5.75% 2027 (put 2012)		3,755	4,003
FGIC insured, 5.25% 2031 (put 2012)		2,500	2,655
Other securities			559.22
			19,876		7.86

Virgin Islands — 1.45%
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 1998-A, 5.20% 2009-2010		2,500	2,578		1.02
Other securities			1,083.43
			3,661		1.45

Total bonds & notes (cost: $234,127,000)			238,736		94.42

Short-term securities — 4.68%		Principal amount (000)	Market Value (000)		Percent of net assets
Community Dev. Administration, Maryland Dept. of Housing and Community Dev., Multi-family Dev. Rev. Bonds
(Barrington Apartments Project), Series 2003-A, AMT, FNMA insured, 3.68% 2037*		$3,500	$ 3,500		1.38%
Washington Suburban Sanitary Dist., Montgomery and Prince George’s Counties, Bond Anticipation Notes,
Series 2006-A, 3.57% 2023*		3,000	3,000		1.19
Other securities			5,325		2.11

Total short-term securities (cost: $11,825,000)			11,825		4.68

Total investment securities (cost: $245,952,000)			250,561		99.10
Other assets less liabilities			2,288.90

Net assets			$252,849		100.00%

ÒOther securitiesÓ includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnote applies to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

*Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.

See Notes to Financial Statements

Key to abbreviations
AMT = Alternative Minimum Tax	Dist. = District	Fncg. = Financing
Auth. = Authority	Econ. = Economic	G.O. = General Obligation
Certs. of Part. = Certificates of Participation	Fac. = Facility	Preref. = Prerefunded
Dept. = Department	Facs. = Facilities	Ref. = Refunding
Dev. = Development	Fin. = Finance	Rev. = Revenue

The Tax-Exempt Fund of Maryland

Financial statements
Statement of assets and liabilities at July 31, 2006
(dollars and shares in thousands, except per-share amounts)
Assets:
Investment securities at market (cost: $245,952)		$250,561
Cash		77
Receivables for:
Sales of Fund’s shares	$ 309
Interest	2,540	2,849
		253,487
Liabilities:
Payables for:
Repurchases of Fund’s shares	137
Dividends on Fund’s shares	264
Management services	70
Services provided by affiliates	152
Deferred trustees’ compensation	14
Other fees and expenses	1	638
Net assets at July 31, 2006		$252,849

Net assets consist of:
Capital paid in on shares of beneficial interest		$248,264
Undistributed net investment income		153
Accumulated net realized loss		(177)
Net unrealized appreciation		4,609
Net assets at July 31, 2006		$252,849

Shares of beneficial interest issued and outstanding (unlimited shares authorized): 15,932 total shares outstanding
	Net assets	Shares outstanding	Net asset value per share*
Class A	$197,052	12,416	$15.87
Class B	17,654	1,112	15.87
Class C	25,067	1,580	15.87
Class F	9,308	587	15.87
Class R-5	3,768	237	15.87

*Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $16.49.

See Notes to Financial Statements

The Tax-Exempt Fund of Maryland

Statement of operations for the year ended July 31, 2006
(dollars in thousands)
Investment income:
Income:
Interest		$10,519
Fees and expenses*:
Investment advisory services	$ 478
Business management services	377
Distribution services	880
Transfer agent services	50
Administrative services	32
Reports to shareholders	38
Registration statement and prospectus	17
Postage, stationery and supplies	7
Trustees’ compensation	25
Auditing and legal	81
Custodian	1
Federal and state taxes	—†
Other	11
Total fees and expenses before waivers	1,997
Less waivers of fees and expenses:
Investment advisory services	48
Business management services	38
Total fees and expenses after waivers		1,911
Net investment income		8,608

Net realized gain and unrealized depreciation on investments
Net realized gain on investments		54
Net unrealized depreciation on investments		(3,770)
Net realized gain and unrealized depreciation on investments		(3,716)
Net increase in net assets resulting from operations		$ 4,892

* Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements. † Amount less than one thousand. See Notes to Financial Statements

The Tax-Exempt Fund of Maryland

Statements of changes in net assets
(dollars in thousands)
	Year ended July 31
	2006	2005
Operations:
Net investment income	$ 8,608	$ 7,818
Net realized gain (loss) on investments	54	(225)
Net unrealized (depreciation) appreciation on investments	(3,770)	2,473
Net increase in net assets resulting from operations	4,892	10,066

Dividends paid or accrued to shareholders from net investment income	(8,627)	(7,767)

Capital share transactions	34,351	21,608

Total increase in net assets	30,616	23,907

Net assets:
Beginning of year	222,233	198,326
End of year (including undistributed net investment income: $153 and $178, respectively)	$252,849	$222,233

See Notes to Financial Statements

The Tax-Exempt Fund of Maryland

Financial highlights1
		Income from investment operations[2]			Dividends and distributions
	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers[4]	Ratio of net income to average net assets
Class A:
Year ended 7/31/2006	$16.13	$.62	$(.26)	$.36	$(.62)	$ —	$(.62)	$15.87	2.27%	$197.72%		.69%	3.86%
Year ended 7/31/2005	15.94	.62	.19	.81	(.62)	—	(.62)	16.13	5.12	171.71		.69	3.84
Year ended 7/31/2004	15.76	.64	.17	.81	(.63)	—	(.63)	15.94	5.17	154.72		.72	3.97
Year ended 7/31/2003	15.93	.62	(.15)	.47	(.62)	(.02)	(.64)	15.76	2.98	156.73		.73	3.87
Year ended 7/31/2002	15.68	.69	.25	.94	(.69)	—	(.69)	15.93	6.14	139.75		.75	4.40
Class B:
Year ended 7/31/2006	16.13	.50	(.26)	.24	(.50)	—	(.50)	15.87	1.52	18	1.48	1.44	3.12
Year ended 7/31/2005	15.94	.50	.19	.69	(.50)	—	(.50)	16.13	4.35	18	1.47	1.44	3.09
Year ended 7/31/2004	15.76	.52	.17	.69	(.51)	—	(.51)	15.94	4.40	19	1.48	1.48	3.21
Year ended 7/31/2003	15.93	.50	(.15)	.35	(.50)	(.02)	(.52)	15.76	2.22	18	1.48	1.48	3.09
Year ended 7/31/2002	15.68	.57	.25	.82	(.57)	—	(.57)	15.93	5.35	11	1.49	1.49	3.62
Class C:
Year ended 7/31/2006	16.13	.49	(.26)	.23	(.49)	—	(.49)	15.87	1.46	25	1.53	1.49	3.06
Year ended 7/31/2005	15.94	.48	.19	.67	(.48)	—	(.48)	16.13	4.22	23	1.59	1.56	2.97
Year ended 7/31/2004	15.76	.50	.17	.67	(.49)	—	(.49)	15.94	4.27	17	1.60	1.60	3.09
Year ended 7/31/2003	15.93	.48	(.15)	.33	(.48)	(.02)	(.50)	15.76	2.09	13	1.61	1.61	2.97
Year ended 7/31/2002	15.68	.55	.25	.80	(.55)	—	(.55)	15.93	5.20	6	1.64	1.64	3.51
Class F:
Year ended 7/31/2006	16.13	.61	(.26)	.35	(.61)	—	(.61)	15.87	2.19	9.80		.77	3.77
Year ended 7/31/2005	15.94	.60	.19	.79	(.60)	—	(.60)	16.13	4.98	6.84		.82	3.72
Year ended 7/31/2004	15.76	.62	.17	.79	(.61)	—	(.61)	15.94	5.04	5.85		.85	3.85
Year ended 7/31/2003	15.93	.60	(.15)	.45	(.60)	(.02)	(.62)	15.76	2.84	3.86		.86	3.73
Year ended 7/31/2002	15.68	.64	.25	.89	(.64)	—	(.64)	15.93	5.81	2.99		.99	4.18
Class R-5:
Year ended 7/31/2006	16.13	.65	(.26)	.39	(.65)	—	(.65)	15.87	2.45	4.55		.51	4.04
Year ended 7/31/2005	15.94	.64	.19	.83	(.64)	—	(.64)	16.13	5.30	4.54		.51	4.02
Year ended 7/31/2004	15.76	.67	.17	.84	(.66)	—	(.66)	15.94	5.36	3.54		.54	4.15
Year ended 7/31/2003	15.93	.65	(.15)	.50	(.65)	(.02)	(.67)	15.76	3.16	3.55		.55	4.06
Period from 7/15/2002 to 7/31/2002	15.91	.03	.02	.05	(.03)	—	(.03)	15.93	.31	3.02		.02	.18

		Year ended July 31
				2006		2005	2004			2003	2002
Portfolio turnover rate for all classes of shares				5%		5%	11%			8%	5%

[1] Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
[2] Based on average shares outstanding.
[3] Total returns exclude all sales charges, including contingent deferred sales charges.
[4] The ratios in this column reflect the impact, if any, of certain waivers. During some of the periods shown, Capital Research and Management Company and
WashingtonManagement Corporation reduced fees for investment advisory services and business management services for all share classes.

See Notes to Financial Statements

The Tax-Exempt Fund of Virginia

Summary investment portfolio July 31, 2006

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings. For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

*Bond ratings reflect those of a credit rating agency; if ratings are not available, they are assigned by the Fund’s research analysts.
  Maturity measured using average life, which reflects the potential impact of call options. Securities are included at prerefunded dates, not maturity dates.

Bonds & notes — 95.37%	Principal amount (000)	Market Value (000)	Percent of net assets
Virginia — 82.73%

State Issuers — 32.01%
College Building Auth.:
Educational Facs. Rev. Bonds: (Regents of the University of Virginia), Series B, 5.00% 2026		$4,000	$ 4,060		1.50%
(University of Richmond Project), Series 2002-A, 5.00% 2032 (put 2009)		2,500	2,573.95
Educational Facs. Rev. Ref. Bonds (Hampton University Project), Series 2003: 5.00% 2013		1,000	1,057	>	1.10
5.00% 2014		1,815	1,924
Commonwealth Transportation Board, Transportation Rev. Bonds (U.S. Route 58 Corridor Dev. Program),
Series 1999-B, 5.50% 2013 (preref. 2009)		4,750	5,011		1.85
Housing Dev. Auth.:
Commonwealth Mortgage Bonds: AMT 4.00% 2015		1,300	1,256	>	1.22
4.55%-4.65% 2010-2011		2,000	2,047
Multi-family Housing Bonds: 5.95% 2016		710	726	>	1.98
AMT, 4.60%-5.80% 2009-2010		3,745	3,804
Rental Housing Bonds, Series 2001-K, AMT, 5.00% 2017		825	839
Port Auth., Commonwealth Port Fund Rev. Bonds (2002 Resolution):
Series 2002, AMT: 5.00% 2012		1,000	1,049	>	2.99
5.00% 2013		3,700	3,895
Series 2006, AMT, FSA insured, 5.50% 2015		2,885	3,151
Public Building Auth.:
Public Facs. Rev. Bonds: Series 1998-B, 5.00% 2011 (preref. 2008)		2,100	2,152	>	1.57
5.00%-5.75% 2010-2016		2,000	2,098
Public Facs. Rev. Ref. Bonds, Series 2005-A: 5.00% 2015		1,000	1,075	>	1.45
5.00% 2017		2,680	2,854
Public School Auth., School Fncg. Bonds (1997 Resolution): Series 1998-A, 5.25% 2007		2,000	2,031	>	4.38
Series 1998-B, 4.50% 2009		2,880	2,941
5.25% 2017		2,000	2,196
Series 2005-D, 5.00% 2018		2,000	2,126
4.00%-5.00% 2009-2014		2,500	2,568

		Principal amount (000)	Market Value (000)		Percent of net assets
Resources Auth., Infrastructure Rev. Bonds:
(Pooled Fncg. Program), Series 2006-A, 5.00% 2017		$2,105	$ 2,260	>	3.13%
(Pooled Loan Bond Program), Series 2003, 5.00% 2020		2,000	2,089
5.25% 2014		1,460	1,559
AMT 4.375%-5.00% 2010-2016		2,490	2,563
Southeastern Public Service Auth., Rev. Ref. Bonds, Series 1998, AMBAC insured, 5.00% 2015		4,825	5,127		1.89
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2005:
5.25% 2019		2,000	2,046	>	1.70
5.50% 2026		2,500	2,575
Rector and Visitors of the University of Virginia, General Rev. Pledge Bonds, 5.00% 2016-2017		2,480	2,629.97
Other securities			14,459		5.33
			86,740		32.01
City & County Issuers — 50.72%
Industrial Dev. Auth. of Albemarle County, Residential Care Fac. Mortgage Rev. Ref. Bonds
(Westminster-Canterbury of the Blue Ridge), Series 2005, 5.25% 2032		2,000	1,970.73
Industrial Dev. Auth. of Arlington County, Alexandria/Arlington Waste-to-Energy Fac. Resource Recovery Rev.
Bonds (Ogden Martin Systems of Alexandria/Arlington Inc. Project), Series 1998-B, AMT, FSA insured,
5.375% 2012		2,785	2,867		1.06
Industrial Dev. Auth.:
County of Charles City:
Solid Waste Disposal Fac. Rev. Ref. Bonds (USA Waste of Virginia, Inc. Project), Series 1999, AMT,
4.875% 2009		3,100	3,151	>	1.93
Tax-Exempt Solid Waste Disposal Rev. Bonds (Waste Management, Inc.), Series 2002, AMT,
6.25% 2027 (put 2012)		1,000	1,090
King George County, Solid Waste Disposal Rev. Bonds (King George Landfill, Inc. Project), Series 2003-A,
AMT, 4.10% 2023 (put 2009)		1,000	993
City of Chesapeake:
G.O. Public Improvement and Ref. Bonds, Series 2001, 5.50% 2009		1,300	1,372	>	2.08
G.O. Public Improvement and Ref. Bonds, Series 2001, 5.50% 2011		1,500	1,622
G.O. Ref. Bonds, Series 1993, 5.40% 2008		1,000	1,038
G.O. School Ref. Bonds, Series 2003, 5.00% 2013		1,500	1,601
City of Fairfax:
Econ. Dev. Auth., Public Fac. Lease Rev. Bonds (City of Fairfax Public Improvement Projects),
Series 2005, 5.00% 2024		3,000	3,123		1.15
G.O. School Bonds, Series 2004, 5.00% 2027		1,640	1,711.63
Fairfax County:
Econ. Dev. Auth.:
Fairfax County Facs. Rev. Bonds (School Board Central Administration Building Project Phase I),
Series 2005-A, 5.00% 2028		2,615	2,705		1.00
Retirement Community Rev. Bonds (Greenspring Village, Inc. Fac.), Series 1999-A:
6.75% 2012		500	533	>	1.20
7.50% 2029		2,500	2,713
Industrial Dev. Auth.,
Health Care Rev. Ref. Bonds (Inova Health System Hospitals Project), Series 1998-A, 5.00% 2011		1,500	1,530	>	2.62
Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project), Series 1993-A:
5.25% 2019		2,500	2,685
5.00%-5.25% 2007-2019		2,750	2,893
City of Hampton:
G.O. Public Improvement Ref. Bonds: Series 1998, 5.00% 2013		2,240	2,384	>	1.67
5.00%-5.25% 2011-2014		2,000	2,128
Public Improvement Bonds, Series 2005-A, FGIC insured: 5.00% 2020		1,000	1,055	>	1.03
5.00% 2022		1,640	1,724
		Principal amount (000)	Market Value (000)		Percent of net assets
Industrial Dev. Auth.:
County of Hanover, Hospital Rev. Bonds (Memorial Regional Medical Center Project at Hanover
Medical Park), Series 1995, MBIA insured: 6.50% 2010		$1,375	$ 1,506	>	1.66%
6.375% 2018		1,500	1,735
City of Norfolk, Health Care Rev. Bonds (Bon Secours Health System), Series 1997, MBIA insured,
5.00% 2007		1,250	1,267
Henrico County, Water and Sewer System: Rev. Bonds, Series 2006-A, 5.00% 2025		2,945	3,085	>	1.36
Rev. Ref. Bonds, Series 2002, 4.625% 2013		580	606
County of Isle of Wight Industrial Dev. Auth.:
Environmental Improvement Rev. Bonds (International Paper Co. Projects), Series 2000-A, AMT, 6.60% 2024		2,590	2,778	>	1.38
Pollution Control Rev. Ref. Bonds (International Paper Co. Projects), Series 2004-A, 4.05% 2014		1,000	960
Econ. Dev. Auth. of James City County, Residential Care Fac. First Mortgage Rev. and Ref. Bonds
(Williamsburg Landing, Inc.), Series 2005: 5.35% 2026		2,250	2,284	>	1.12
5.50% 2034		750	762
Community Dev. Auth. of Loudoun County, Special Assessment Bonds (Dulles Town Center Project),
Series 1998, 6.25% 2026		2,475	2,584.95
Industrial Dev. Auth. of Loudoun County, Residential Care Fac. Rev. Ref. Bonds, (Falcons Landing Project),
Series 2004-A, 6.00% 2024		2,000	2,110.78
Loudoun County, G.O. Public Improvement and Ref. Bonds, Series 2002-A, 5.00% 2012		1,795	1,910.71
New Port Community Dev. Auth., Special Assessment Bonds, Series 2006: 5.50% 2026		1,000	1,012	>	1.12
5.60% 2036		2,000	2,022
City of Newport News: G.O. General Improvement and Water Bonds, Series 2002-A, 5.00% 2016		1,585	1,683	>	1.40
G.O. General Improvement Ref. Bonds, Series 2003-A, 5.00 2010-2020		2,000	2,100
Norfolk Airport Auth., Airport Rev. Bonds, Series 2001-B, AMT, FGIC insured: 5.375% 2014		1,485	1,560	>	1.18
5.375% 2015		1,565	1,641
Prince William County:
Service Auth., Water and Sewer System Rev. Ref. Bonds, Series 2003: 5.00% 2014		1,000	1,072	>	1.03
5.00% 2019		1,635	1,727
Virginia Gateway Community Dev. Auth., Special Assessment Bonds, Series 1999, 6.25% 2026		2,420	2,550.94
Industrial Dev. Auth. of the City of Roanoke, Hospital Rev. Bonds (Carilion Health System Obligated Group),
Series 2002-A, MBIA insured, 5.50% 2015		3,500	3,748		1.38
City of Virginia Beach:
Dev. Auth., Hospital Rev. Bonds (Virginia Beach General Hospital Project), Series 1993, AMBAC insured:
5.125% 2018		2,200	2,356	>	1.27
6.00% 2011		1,000	1,085
Dev. Auth., Public Fac. Rev. Bonds (Town Center Project Phase I), Series 2002-A: 5.00% 2021		2,000	2,081	>	1.36
5.375% 2017		1,500	1,605
G.O. Public Improvement and Ref. Bonds, 5.00% 2015-2016		3,000	3,178	>	3.07
G.O. Public Improvement Bonds, Series 2001: 5.00% 2012 (preref. 2011)		2,425	2,575
5.00% 2013 (preref. 2011)		2,425	2,575
Industrial Dev. Auth. of the City of Winchester, Residential Care Fac. Rev. Bonds (Westminster-Canterbury of
Winchester, Inc.), Series 2005-A, 4.875%-5.30% 2019-2035		3,005	3,016		1.11
Other securities			37,394		13.80
			137,455		50.72

District of Columbia — 6.04%
Metropolitan Washington Airports Auth.:
Airport System Rev. and Ref. Bonds, AMT 5.25%-5.50% 2007-2010		2,500	2,559	>	6.04
Airport System Rev. Bonds, AMT 5.00%-5.50% 2014-2032		3,000	3,162
Airport System Rev. Ref. Bonds: Series 2002-D, AMT, FSA insured, 5.375% 2016		1,995	2,109
Series 2005-D, AMBAC insured, 5.00% 2021		2,155	2,251
AMT, 5.00%-5.375% 2008-2019		6,000	6,273
			16,354		6.04
		Principal amount (000)	Market Value (000)		Percent of net assets
Puerto Rico — 5.36%
Public Buildings Auth., Government Facs. Rev. Bonds, Series D, 5.25% 2027 (preref. 2012)		$1,540	$ 1,648.61%
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A:
AMBAC insured, 5.25% 2030 (put 2012)		1,000	1,063	>	2.35
FGIC insured, 5.25% 2031 (put 2012)		3,000	3,186
MBIA insured, 5.25% 2029 (put 2012)		2,000	2,127
Other securities			6,510		2.40
			14,534		5.36

Virgin Islands — 1.24%
Public Fin. Auth.:
Rev. and Ref. Bonds (Matching Fund Loan Notes) 5.20%-5.50% 2007-2009		2,000	2,050
Rev. Bonds (Matching Fund Loan Notes) 5.25% 2017-2018		1,250	1,309		1.24
			3,359		1.24

Total bonds & notes (cost: $253,672,000)			258,442		95.37

Short-term securities — 4.98%
Industrial Dev. Auth. of Loudoun County, Virginia, Multi-Modal Rev. Bonds (Howard Hughes Medical
Institute Issue) 3.60%-3.67% 2038*		6,660,000	6,660		2.46
State of Virginia, Fairfax Industrial Dev. Auth., Demand Obligation Rev. Bonds (Fairfax Hospital
System, Inc.), Series 1988-C, 3.64% 2025*		700,000	700.26
State of Virginia, Rector and Visitors of the University of Virginia, General Rev. Pledge Bonds,
Series 2003-A, 3.64% 2034*		3,100,000	3,100		1.14
Other securities			3,040		1.12

Total short-term securities (cost: $13,500,000)			13,500		4.98

Total investment securities (cost: $267,172,000)			271,942		100.35
Other assets less liabilities			(946)		(.35)
Net assets			$270,996		100.00%

ÒOther securitiesÓ includes all issues that are not disclosed separately in the summary investment portfolio.

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

*Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.
  This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

See Notes to Financial Statements

Key to abbreviations
AMT = Alternative Minimum Tax	Fac. = Facility	Preref. = Prerefunded
Auth. = Authority	Facs. = Facilities	Redev. = Redevelopment
Dev. = Development	Fin. = Finance	Ref. = Refunding
Dist. = District	Fncg. = Financing	Rev. = Revenue
Econ. = Economic	G.O. = General Obligation

The Tax-Exempt Fund of Virginia

Financial statements
Statement of assets and liabilities at July 31, 2006
(dollars and shares in thousands, except per-share amounts)
Assets:
Investment securities at market (cost: $267,172)		$271,942
Cash		55
Receivables for:
Sales of Fund’s shares	$ 301
Interest	3,309	3,610
		275,607
Liabilities:
Payables for:
Purchases of investments	4,031
Repurchases of Fund’s shares	76
Dividends on Fund’s shares	272
Management services	74
Services provided by affiliates	143
Deferred trustees’ compensation	14
Other fees and expenses	1	4,611
Net assets at July 31, 2006		$270,996

Net assets consist of:
Capital paid in on shares of beneficial interest		$266,084
Undistributed net investment income		209
Accumulated net realized loss		(67)
Net unrealized appreciation		4,770
Net assets at July 31, 2006		$270,996

Shares of beneficial interest issued and outstanding (unlimited shares authorized): 16,573 total shares outstanding
	Net assets	Shares outstanding	Net asset value per share*
Class A	$227,874	13,936	$16.35
Class B	12,784	782	16.35
Class C	15,476	946	16.35
Class F	12,590	770	16.35
Class R-5	2,272	139	16.35

*Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $16.99.

See Notes to Financial Statements

The Tax-Exempt Fund of Virginia
Statement of operations for the year ended July 31, 2006
(dollars in thousands)
Investment income:
Income:
Interest		$11,376
Fees and expenses*:
Investment advisory services	$ 527
Business management services	415
Distribution services	858
Transfer agent services	55
Administrative services	26
Reports to shareholders	46
Registration statement and prospectus	5
Postage, stationery and supplies	9
Trustees’ compensation	25
Auditing and legal	81
Custodian	1
Federal and state taxes	—†
Other	17
Total fees and expenses before waivers	2,065
Less waivers of fees and expenses:
Investment advisory services	53
Business management services	41
Total fees and expenses after waivers		1,971
Net investment income		9,405

Net realized loss and unrealized depreciation on investments
Net realized loss on investments		(66)
Net unrealized depreciation on investments		(4,305)
Net realized loss and unrealized depreciation on investments		(4,371)
Net increase in net assets resulting from operations		$ 5,034

* Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements. † Amount less than one thousand. See Notes to Financial Statements

The Tax-Exempt Fund of Virginia

Financial statements

Statements of changes in net assets
(dollars in thousands)
	Year ended July 31
	2006	2005
Operations:
Net investment income	$ 9,405	$ 8,358
Net realized (loss) gain on investments	(66)	536
Net unrealized (depreciation) appreciation on investments	(4,305)	1,302
Net increase in net assets resulting from operations	5,034	10,196

Dividends paid or accrued to shareholders from net investment income	(9,418)	(8,259)

Capital share transactions	25,373	21,263

Total increase in net assets	20,989	23,200

Net assets:
Beginning of year	250,007	226,807
End of year (including undistributed net investment income: $209 and $255, respectively)	$270,996	$250,007

See Notes to Financial Statements

The Tax-Exempt Fund of Virginia

Financial highlights1
		Income from investment operations[2]			Dividends and distributions
	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers	Ratio of expenses to average net assets after waivers[4]	Ratio of net income to average net assets
Class A:
Year ended 7/31/2006	$16.63	$.61	$(.28)	$.33	$(.61)	$ —	$(.61)	$16.35	2.03%	$228.71%		.67%	3.70%
Year ended 7/31/2005	16.48	.61	.14	.75	(.60)	—	(.60)	16.63	4.59	210.69		.67	3.62
Year ended 7/31/2004	16.32	.60	.16	.76	(.60)	—	(.60)	16.48	4.67	189.70		.70	3.60
Year ended 7/31/2003	16.57	.60	(.21)	.39	(.60)	(.04)	(.64)	16.32	2.32	189.71		.71	3.61
Year ended 7/31/2002	16.29	.66	.31	.97	(.66)	(.03)	(.69)	16.57	6.08	169.73		.73	4.05
Class B:
Year ended 7/31/2006	16.63	.49	(.28)	.21	(.49)	—	(.49)	16.35	1.28	13	1.46	1.42	2.95
Year ended 7/31/2005	16.48	.49	.14	.63	(.48)	—	(.48)	16.63	3.82	13	1.45	1.43	2.87
Year ended 7/31/2004	16.32	.48	.16	.64	(.48)	—	(.48)	16.48	3.90	14	1.45	1.45	2.84
Year ended 7/31/2003	16.57	.47	(.21)	.26	(.47)	(.04)	(.51)	16.32	1.56	14	1.46	1.46	2.81
Year ended 7/31/2002	16.29	.54	.31	.85	(.54)	(.03)	(.57)	16.57	5.28	7	1.48	1.48	3.26
Class C:
Year ended 7/31/2006	16.63	.48	(.28)	.20	(.48)	—	(.48)	16.35	1.23	15	1.51	1.47	2.90
Year ended 7/31/2005	16.48	.47	.14	.61	(.46)	—	(.46)	16.63	3.70	16	1.57	1.55	2.75
Year ended 7/31/2004	16.32	.45	.16	.61	(.45)	—	(.45)	16.48	3.77	15	1.58	1.58	2.72
Year ended 7/31/2003	16.57	.45	(.21)	.24	(.45)	(.04)	(.49)	16.32	1.43	14	1.60	1.60	2.72
Year ended 7/31/2002	16.29	.52	.31	.83	(.52)	(.03)	(.55)	16.57	5.15	8	1.62	1.62	3.13
Class F:
Year ended 7/31/2006	16.63	.60	(.28)	.32	(.60)	—	(.60)	16.35	1.96	13.78		.74	3.62
Year ended 7/31/2005	16.48	.59	.14	.73	(.58)	—	(.58)	16.63	4.46	9.82		.80	3.50
Year ended 7/31/2004	16.32	.58	.16	.74	(.58)	—	(.58)	16.48	4.54	7.83		.83	3.48
Year ended 7/31/2003	16.57	.58	(.21)	.37	(.58)	(.04)	(.62)	16.32	2.17	3.85		.85	3.44
Year ended 7/31/2002	16.29	.56	.31	.87	(.56)	(.03)	(.59)	16.57	5.44	1	1.23	1.23	3.51
Class R-5:
Year ended 7/31/2006	16.63	.64	(.28)	.36	(.64)	—	(.64)	16.35	2.20	2.53		.50	3.88
Year ended 7/31/2005	16.48	.64	.14	.78	(.63)	—	(.63)	16.63	4.77	2.52		.50	3.81
Year ended 7/31/2004	16.32	.63	.16	.79	(.63)	—	(.63)	16.48	4.85	2.52		.52	3.78
Year ended 7/31/2003	16.57	.63	(.21)	.42	(.63)	(.04)	(.67)	16.32	2.49	2.53		.53	3.79
Period from 7/15/2002 to 7/31/2002	16.55	.03	.02	.05	(.03)	—	(.03)	16.57	.29	2.02		.02	.16

		Year ended July 31
				2006		2005	2004			2003	2002
Portfolio turnover rate for all classes of shares				4%		13%	8%			4%	10%

[1] Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
[2] Based on average shares outstanding.
[3] Total returns exclude all sales charges, including contingent deferred sales charges.
[4] The ratios in this column reflect the impact, if any, of certain waivers. During some of the periods shown, Capital Research and Management Company and
Washington Management Corporation reduced fees for investment advisory services and business management services for all share classes.

See Notes to Financial Statements

The American Funds Tax-Exempt Series I
1. Organization and significant accounting policies
Organization — The American Funds Tax-Exempt Series I (the "Trust") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company and has issued two series of shares, The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia (the "Funds"). The Funds seek a high level of current income exempt from Federal and their respective state income taxes. Additionally, each Fund seeks to preserve capital.

Each Fund offers five share classes, some of which are available only to limited categories of investors. The Funds’ share classes are described below:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 3.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B converts to Class A after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F after 10 years
Class F	None	None	None
Class R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies — The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Funds:

Security valuation — Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the Funds to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available or are considered unreliable are fair valued as determined in good faith under procedures adopted by authority of the Trust’s board of trustees. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income — Security transactions are recorded by the Funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the Funds will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends paid to shareholders are declared daily after the determination of the Funds’ net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

2. Federal income taxation and distributions

The Funds comply with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intend to distribute substantially all of their net income and net capital gains each year. The Funds are not subject to income taxes to the extent taxable income and net capital gains are distributed. Therefore, no Federal income tax provision is required. Generally, income earned by the Funds is exempt from Federal income taxes; however, the Funds may earn taxable income from certain investments.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as deferred expenses; net capital losses; and amortization of discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Funds for financial reporting purposes.

During the year ended July 31, 2006, the Maryland Fund and Virginia Fund reclassified $4,000 and $33,000, respectively, from undistributed net investment income to capital paid in on shares of beneficial interest. The Maryland Fund also reclassified $2,000 from undistributed net investment income to accumulated net realized loss to align financial reporting with tax reporting.

As of July 31, 2006, the components of distributable earnings, unrealized appreciation (depreciation) and cost of investments on a tax basis were as follows:
Maryland	(dollars in thousands)
Undistributed tax-exempt income		$ 264
Capital loss carryforwards*:
Expiring 2012	$ (21)
Expiring 2013	(1)
Expiring 2014	(155)	(177)
Gross unrealized appreciation on investment securities		5,749
Gross unrealized depreciation on investment securities		(972)
Net unrealized appreciation on investment securities		4,777
Cost of investment securities		245,784

* The capital loss carryforwards will be used to offset any capital gains realized by the Fund in future years through the expiration dates. The Fund will not make distributions from capital gains while capital loss carryforwards remain.
Virginia	(dollars in thousands)
Undistributed tax-exempt income	$ 272
Capital loss carryforward expiring in 2012*	(1)
Post-October capital loss deferrals (realized during the period November 1, 2005 through July 31, 2006)	(66)
Gross unrealized appreciation on investment securities	5,912
Gross unrealized depreciation on investment securities	(918)
Net unrealized appreciation on investment securities	4,994
Cost of investment securities	266,948

* The capital loss carryforwards will be used to offset any capital gains realized by the Fund in future years through the expiration dates. The Fund will not make distributions from capital gains while capital loss carryforwards remain. The capital loss carryforward above for the Virginia Fund reflects the utilization of a
$361 capital loss carryforward.
  These deferrals are considered incurred in the subsequent year.

Ordinary income distributions paid or accrued to shareholders from tax-exempt income were as follows (dollars in thousands):
Maryland			Virginia

	Year ended July 31			Year ended July 31
Share class	2006	2005	Share class	2006	2005
Class A	$6,898	$6,246	Class A	$8,090	$7,081
Class B	569	579	Class B	384	386
Class C	722	595	Class C	460	420
Class F	295	202	Class F	397	290
Class R-5	143	145	Class R-5	87	82
Total	$8,627	$7,767	Total	$9,418	$8,259

3. Fees and transactions with related parties
Business management services — The Funds have a business management agreement with Washington Management Corporation (WMC). Under this agreement, WMC, a wholly owned subsidiary of The Johnston-Lemon Group, Incorporated (JLG), provides services necessary to carry on the Funds’ general administrative and corporate affairs. These services encompass matters relating to general corporate governance, regulatory compliance and monitoring of the Funds’ contractual service providers, including custodian operations, shareholder services and Fund share distribution functions. The agreement provides for monthly fees, accrued daily, based on an annual rate of 0.135% on the first $60 million of each Fund’s daily net assets and 0.09% on such assets in excess of $60 million. The agreement also provided for monthly fees of 1.35% of each Fund’s gross investment income (excluding any net capital gains from transactions in portfolio securities). WMC is currently waiving 10% of business management services fees. During the year ended July 31, 2006, total business management fees waived by WMC were $38,000 and $41,000 for the Maryland and Virginia Funds, respectively. As a result, the fee shown on the accompanying financial statements for the Maryland Fund of $377,000, which was equivalent to an annualized rate of 0.163%, was reduced to $339,000, or 0.147% of average daily net assets. The fee shown on the accompanying financial statements for the Virginia Fund of $415,000, which was equivalent to an annualized rate of 0.159%, was reduced to $374,000, or 0.143% of average daily net assets. During the year ended July 31, 2006, WMC paid the Maryland and Virginia Funds’ investment adviser $2,317,000, for performing various fund accounting services for the Funds and for Washington Mutual Investors Fund, another registered investment company for which WMC serves as business manager. Johnston, Lemon & Co. Incorporated (JLC), a wholly owned subsidiary of JLG, earned $14,000 and $34,000 on its retail sales of shares and distribution plan of the Maryland and Virginia Funds, respectively. JLC received no brokerage commissions resulting from the purchases and sales of securities for the investment account of the Funds.

Investment advisory services — Capital Research and Management Company (CRMC), the Funds’ investment adviser, is the parent company of American Funds Service CompanySM (AFS), the Funds’ transfer agent, and American Funds Distributors, Inc.SM (AFD), the principal under-writer of the Funds’ shares. The Investment Advisory Agreement with CRMC provides for monthly fees accrued daily. These fees are based on an annual rate of 0.165% on the first $60 million of daily net assets and 0.120% on such assets in excess of $60 million. The agreement also provides for monthly fees, accrued daily, of 1.65% of each Fund’s monthly gross income. CRMC is currently waiving 10% of investment advisory services fees. During the year ended July 31, 2006, total investment advisory services fees waived by CRMC were $48,000 and $53,000 for the Maryland and Virginia Funds, respectively. As a result, the fee shown on the accompanying financial statements for Maryland Fund of $478,000, which was equivalent to an annualized rate of 0.207%, was reduced to $430,000, or 0.186% of average daily net assets. The fee shown on the accompanying financial statements for Virginia Fund of $527,000, which was equivalent to an annualized rate of 0.203%, was reduced to $474,000, or 0.182% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services — The Funds have adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell Fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted on the following page. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A, the board of trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of July 31, 2006, unreimbursed expenses subject to reimbursement totaled $164,000 for the Maryland Fund and $307,000 for the Virginia Fund.
Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class B	1.00	1.00
Class C	1.00	1.00
Class F	0.25	0.50

Transfer agent services — The Funds have a transfer agent agreement with AFS for Class A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services — The Funds have an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

Expenses under the agreements described above for the year ended July 31, 2006, were as follows (dollars in thousands):
Maryland
			Administrative services
Share class	Distribution services	Transfer agent services	CRMC administrative services	Transfer agent services
Class A	$446	$45	Not applicable	Not applicable
Class B	181	5	Not applicable	Not applicable
Class C	233	Included in	$18	$2
Class F	20	administrative	7	1
Class R-5	Not applicable	services	4	—*
Total	$880	$50	$29	$3

Virginia
			Administrative services
Share class	Distribution services	Transfer agent services	CRMC administrative services	Transfer agent services
Class A	$546	$51	Not applicable	Not applicable
Class B	129	4	Not applicable	Not applicable
Class C	156	Included in	$12	$1
Class F	27	administrative	10	1
Class R-5	Not applicable	services	2	—*
Total	$858	$55	$24	$2

*Amount less than one thousand.

Deferred trustees’ compensation — Since the adoption of the deferred compensation plan in 1994, independent trustees may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the Funds, are treated as if invested in shares of the Funds or other American Funds. These amounts represent general, unsecured liabilities of the Fund and vary according to the total returns of the selected funds. Trustees’ compensation of $25,000 each for the Maryland Fund and the Virginia Fund, shown on the accompanying financial statements, includes $24,000 for each Fund in current fees (either paid in cash or deferred) and a net increase of $1,000 in each Fund in the value of the deferred amounts.

Affiliated officers and trustees — All the officers of the Trust and two of its trustees are affiliated with WMC and received no compensation directly from the Funds.

4. Capital share transactions

Capital share transactions in the Funds were as follows (dollars and shares in thousands):

Maryland
	Sales*		Reinvestments of dividends		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended July 31, 2006
Class A	$51,381	3,222	$4,991	312	($27,605)	(1,726)	$28,767	1,808
Class B	1,447	91	377	23	(2,382)	(149)	(558)	(35)
Class C	8,140	509	524	33	(5,860)	(366)	2,804	176
Class F	5,885	369	169	11	(2,718)	(171)	3,336	209
Class R-5	1,000	62	129	8	(1,127)	(70)	2	— †
Total net increase (decrease)	$67,853	4,253	$6,190	387	($39,692)	(2,482)	$34,351	2,158

Year ended July 31, 2005
Class A	$43,771	2,707	$4,289	265	($32,874)	(2,035)	$15,186	937
Class B	1,344	83	384	24	(2,019)	(125)	(291)	(18)
Class C	7,403	458	430	27	(2,719)	(168)	5,114	317
Class F	2,013	125	131	8	(1,042)	(65)	1,102	68
Class R-5	400	24	97	6	—	—	497	30
Total net increase (decrease)	$54,931	3,397	$5,331	330	($38,654)	(2,393)	$21,608	1,334

Virginia
	Sales*		Reinvestments of dividends		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended July 31, 2006
Class A	$53,636	3,259	$5,436	330	($37,318)	(2,268)	$21,754	1,321
Class B	1,006	61	304	19	(1,638)	(99)	(328)	(19)
Class C	4,064	246	339	21	(4,374)	(266)	29	1
Class F	4,938	300	263	16	(1,370)	(83)	3,831	233
Class R-5	—	—	87	5	—	—	87	5
Total net increase (decrease)	$63,644	3,866	$6,429	391	($44,700)	(2,716)	$25,373	1,541

Year ended July 31, 2005
Class A	$41,385	2,478	$4,707	282	($26,407)	(1,581)	$19,685	1179
Class B	853	51	303	18	(1,798)	(108)	(642)	(39)
Class C	3,923	235	315	19	(3,596)	(216)	642	38
Class F	3,177	190	163	10	(1,844)	(111)	1,496	89
Class R-5	—	—	82	5	—	—	82	5
Total net increase (decrease)	$49,338	2,954	$5,570	334	($33,645)	(2,016)	$21,263	1,272

*Includes exchanges between share classes of the Fund.
†  Amount less than one thousand.

5. Investment transactions

The Maryland Fund and Virginia Fund made purchases of investment securities, excluding short-term securities, of $45,976,000 and $36,965,000, and sales of $11,704,000 and $9,459,000, respectively, during the year ended July 31, 2006.

Report of Independent Registered Public Accounting Firm
To the Board of Trustees and Shareholders of The American Funds Tax-Exempt Series I:

In our opinion, the accompanying statements of assets and liabilities, including the summary investment portfolios, and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia (constituting The American Funds Tax-Exempt Series I, hereafter referred to as the "Trust") at July 31, 2006, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at July 31, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Los Angeles, California
August 30, 2006

Tax information unaudited

We are required to advise you within 60 days of the Maryland and Virginia Funds’ fiscal year-end regarding the Federal tax status of certain distributions received by shareholders during such fiscal year. The Funds hereby designate the following amount for the Funds’ fiscal year ended July 31, 2006:

Exempt interest dividends	100%

Individual shareholders should refer to their Form 1099-DIV or other tax information, which will be mailed in January 2007, to determine the calendar year amounts to be included on their 2006 tax returns. Shareholders should consult their tax advisers.

Other share class results unaudited
Class B, Class C and Class F

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended June 30, 2006 (the most recent calendar quarter):

The Tax-Exempt Fund of Maryland	1 year	5 years	Life of class
Class B shares — first sold 3/15/00
Reflecting applicable contingent deferred sales charge (CDSC), maximum of 5%,
payable only if shares are sold within six years of purchase	-4.91%	+3.24%	+4.30%
Not reflecting CDSC	-0.07%	+3.59%	+4.30%
Class C shares — first sold 4/12/01
Reflecting CDSC, maximum of 1%, payable only if shares are sold within
one year of purchase	-1.09%	+3.47%	+3.57%
Not reflecting CDSC	-0.12%	+3.47%	+3.57%
Class F shares* — first sold 6/15/01
Not reflecting annual asset-based fee charged by sponsoring firm	+0.59%	+4.19%	+4.14%

The Tax-Exempt Fund of Virginia	1 year	5 years	Life of class
Class B shares — first sold 3/15/00
Reflecting applicable contingent deferred sales charge (CDSC), maximum of 5%,
payable only if shares are sold within six years of purchase	-5.10%	+2.85%	+4.25%
Not reflecting CDSC	-0.26%	+3.21%	+4.25%
Class C shares — first sold 4/18/01
Reflecting CDSC, maximum of 1%, payable only if shares are sold within
one year of purchase	-1.27%	+3.09%	+3.27%
Not reflecting CDSC	-0.30%	+3.09%	+3.27%
Class F shares* — first sold 4/4/01
Not reflecting annual asset-based fee charged by sponsoring firm	+0.41%	+3.75%	+3.72%

The Funds’ investment adviser and business manager each waived 5% of their management fees from September 1, 2004 through
March 31, 2005, and increased the waivers to 10% on April 1, 2005. Fund results shown reflect the waivers, without which they would have been lower. Please see the Financial Highlights tables on pages 11 and 19 for details.

*These shares are sold without any initial or contingent deferred sales charge.

There are several ways to invest in The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia. Class A shares are subject to a 3.75% maximum up-front sales charge that declines for accounts (and aggregated investments) of $100,000 or more and is eliminated for purchases of $1 million or more. Other share classes have no up-front sales charges but are subject to additional annual expenses and fees. For the Maryland and Virginia Funds, Class B shares were subject to higher annual expenses (0.75 percentage points for the Maryland Fund and 0.75 percentage points for the Virginia Fund) than those for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge ("CDSC") of up to 5% that declines over time. Class C shares were subject to higher annual expenses (0.80 percentage points for the Maryland Fund and 0.80 percentage points for the Virginia Fund) than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annual expenses (0.08 percentage points for the Maryland Fund and 0.07 percentage points for the Virginia Fund) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the Funds. As a result, dividends and investment results will differ for each share class.

Expense example  unaudited
As a shareholder of the Funds, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2006 through July 31, 2006).

Actual expenses:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Hypothetical example for comparison purposes:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The Tax-Exempt Fund of Maryland
	Beginning account value 2/1/2006	Ending account value 7/31/2006	Expenses paid during period*	Annualized expense ratio
Class A — actual return	$1,000.00	$1,008.79	$3.44	.69%
Class A — assumed 5% return	1,000.00	1,021.37	3.46	.69
Class B — actual return	1,000.00	1,005.11	7.21	1.45
Class B — assumed 5% return	1,000.00	1,017.60	7.25	1.45
Class C — actual return	1,000.00	1,004.85	7.46	1.50
Class C — assumed 5% return	1,000.00	1,017.36	7.50	1.50
Class F — actual return	1,000.00	1,008.40	3.88	.78
Class F — assumed 5% return	1,000.00	1,020.93	3.91	.78
Class R-5 — actual return	1,000.00	1,009.66	2.59	.52
Class R-5 — assumed 5% return	1,000.00	1,022.22	2.61	.52

The Tax-Exempt Fund of Virginia
	Beginning account value 2/1/2006	Ending account value 7/31/2006	Expenses paid during period*	Annualized expense ratio
Class A — actual return	$1,000.00	$1,009.54	$3.49	.70%
Class A — assumed 5% return	1,000.00	1,021.32	3.51	.70
Class B — actual return	1,000.00	1,005.85	7.21	1.45
Class B — assumed 5% return	1,000.00	1,017.60	7.25	1.45
Class C — actual return	1,000.00	1,005.57	7.51	1.51
Class C — assumed 5% return	1,000.00	1,017.31	7.55	1.51
Class F — actual return	1,000.00	1,009.18	3.84	.77
Class F — assumed 5% return	1,000.00	1,020.98	3.86	.77
Class R-5 — actual return	1,000.00	1,010.41	2.59	.52
Class R-5 — assumed 5% return	1,000.00	1,022.22	2.61	.52

* Expenses are equal to the annualized expense ratio, multiplied by the average  account value over the period, multiplied by the number of days in the period (181), and divided  by 365 (to reflect the one-half year period)
.
Approval of renewal of investment advisory agreement
On June 15, 2006, the Trust’s Board of Trustees (the "Board"), including a majority of the Independent Trustees, approved the renewal of the Trust’s Investment Advisory Agreement (the "Agreement") with Capital Research and Management Company ("CRMC") for an additional one-year term through July 31, 2007. The Board approved renewal of the Agreement following the recommendation of the Contracts Sub-Committee of the Trust’s Governance Committee (the "Committee"), which is comprised of all of the Trust’s Independent Trustees. The information, material factors and conclusions that formed the basis for the Committee’s recommendation and the Board’s subsequent approval are described below.

1. Information received

Materials reviewed — During the course of each year, the Independent Trustees receive a wide variety of materials relating to the services provided by CRMC, including: reports on the investment results of each of the Funds that comprise the Trust; portfolio composition; portfolio trading practices; shareholder services; and other information relating to the nature, extent and quality of services provided by CRMC to the Funds. In addition, the Committee requests and reviews supplementary information, including: extensive materials regarding the Funds’ investment results; advisory fee and expense comparisons (including comparisons to advisory fees charged by an affiliate of CRMC to institutional clients); financial and profitability information regarding CRMC, descriptions of various functions, such as compliance monitoring and portfolio trading practices; and information about the personnel providing investment management and other services to the Trust.

Review process — The Committee received assistance and advice regarding legal and industry standards from independent counsel to the Trust and its Trustees. The Committee discussed the renewal of the Agreement with a senior representative of CRMC, as well as Trust officers, and in a private session with independent legal counsel. In deciding to recommend the renewal of the Agreement, the Committee did not identify any single factor or particular information that, in isolation, was controlling. This summary describes the more important, but not all, of the factors considered by the Board and the Committee.

2. Nature, extent and quality of services

CRMC, its personnel, and its resources — The Board and the Committee considered the depth and quality of CRMC’s investment management process, including: its research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of its organization; and the ability of its organizational structure to address the recent growth in complex-wide assets under management and number of shareholder accounts. The Board and the Committee also considered that CRMC made available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, investment results and portfolio accounting. They recognized CRMC’s commitment to investing in information technology supporting investment management and compliance. They further considered CRMC’s continuing need to attract and retain qualified personnel and to maintain and enhance its resources and systems. The Board and the Committee also considered the benefits to Funds shareholders from investing in a fund that is part of a large family of funds offering a variety of investment objectives.

Other services — The Board and the Committee considered CRMC’s (or its affiliates’) policies, procedures and systems designed to comply with applicable laws and regulations and its commitment to compliance programs; its efforts to keep the Board members informed; and its attention to matters that may involve potential conflicts of interest with the Funds. The Board and the Committee also considered the nature, extent, quality and cost of administrative, distribution and shareholder services provided to the Funds by CRMC and its affiliates under various agreements with the Funds. Ultimately, the Board and the Committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and likely will continue to benefit the Funds and their shareholders.

3. Investment results

The Board and the Committee examined both the short-term and long-term investment results of the Funds relative to their peer groups and relevant indices through May 31, 2006. In particular, the Board and the Committee considered analytical data developed by Lipper that compared the results of each Fund relative to other municipal debt funds investing in Maryland and Virginia, as well as the Lehman Brothers Municipal Bond Index. It was noted that each Fund underperformed certain of its peers in the year-to-date through May 31, 2006, but that such underperformance was largely attributable to the Funds’ conservative risk profile. Ultimately, in considering the analytical data provided, the Board and the Committee determined that CRMC’s record in managing each Fund was satisfactory and indicated that its advisory services should continue to benefit the Funds and their shareholders.

4. Advisory fees and total expenses

The Board and the Committee reviewed the advisory fees and total expenses of the Funds (each as a percentage of average net assets) and compared such amounts with the average fee and expense levels of other similar municipal bond funds. In particular, the Board and the Committee reviewed data that compared the median advisory fees of other Maryland and Virginia Tax-Free Funds with the advisory fees of each of the Funds, noting that each Fund’s advisory fees were lower in comparison to those funds over the last fiscal year.

They also noted that CRMC has voluntarily waived 10% of its advisory fee, which waiver has been in effect since April 2005 and is expected to continue until further review. The Board discussed with representatives of CRMC the purpose of the voluntary fee waiver and the circumstances and process that might lead to its change or withdrawal. Based on the information presented by CRMC, members of the Board and the Committee then determined, in their business judgment, that the fees charged by CRMC are fair and reasonable.

5. Adviser costs, level of profits and economies of scale

The Board and the Committee reviewed information regarding CRMC’s costs of providing services to the American Funds as a whole, as well as the resulting level of profits to CRMC, noting that those results were comparable to the reported results of several large publicly held investment management companies. The Committee noted that it had also received information in the past regarding the structure and manner in which CRMC’s investment professionals were compensated and CRMC’s view of the relationship of such compensation to the attraction and retention of quality personnel. The Board and the Committee considered CRMC’s willingness to invest in technology, infrastructure and staff to reinforce and offer new services to accommodate changing regulatory requirements. They further considered that breakpoint discounts in the Fund’s advisory fee structure reduce the level of fees charged by CRMC as the Fund’s assets increase. They further considered the Funds’ advisory fee structure in relation to the Funds’ total assets. The fee structure provides for an advisory fee breakpoint when total net assets surpass $60 million. The Board and the Committee concluded that the Funds’ cost structure was reasonable and that CRMC was sharing economies of scale with the Funds and their shareholders.

6. Ancillary benefits

The Board and the Committee considered a variety of other benefits received by CRMC and its affiliates as a result of CRMC’s relationship with the Funds and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the Funds’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC’s institutional management affiliates. The Board and the Committee reviewed CRMC’s portfolio trading practices, noting that although CRMC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the American Funds, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers.

7. Conclusions

Based on their review, including their consideration of each of the factors referred to above, the Board and the Committee concluded that the nature, extent and quality of the services rendered to the Funds by CRMC supported renewal of the Agreement. The Board and the Committee concluded that the Agreement continues to be fair and reasonable to each of the Funds and its shareholders, that each Fund’s shareholders received reasonable value in return for the advisory fees and other amounts paid to CRMC by the Funds, and that the renewal of the Agreement is in the best interests of each Fund and its shareholders.

Board of trustees and officers
Independent trustees
Name and age	Year first elected a trustee of the Trust[1]	Principal occupation(s) during past five years	Number of portfolios in Fund complex overseen by trustee	Other directorships[2] held
Cyrus A. Ansary, 72 Chairman of the Board (Independent and Non-Executive)	1986	President, Investment Services International Co., LLC (private investment company for various operating entities)	3	JPMorgan Value Opportunities Fund
Daniel J. Callahan III, 74	2002	Vice Chairman and Treasurer, The Morris & Gwendolyn Cafritz Foundation	3	JPMorgan Value Opportunities Fund
R. Clark Hooper, 60	2005	President, Dumbarton Group LLC (securities industry consulting); Former Executive Vice President - Policy and Oversight, NASD	15	JPMorgan Value Opportunities Fund
James C. Miller III, 64	2000	Former Chairman, The CapAnalysis Group, LLC (economic, financial and regulatory consulting); Former Counselor, Citizens for a Sound Economy; Former Director, U.S. Office of Management and Budget	3	FLYi, Inc.; JPMorgan Value Opportunities Fund
Katherine D. Ortega, 72	2003	Former Treasurer of the United States	3	JPMorgan Value Opportunities Fund; The Kroger Co.; Rayonier Inc.
J. Knox Singleton, 58	2004	President and Chief Executive Officer, INOVA Health System	3	Healthcare Realty Trust, Inc.; JPMorgan Value Opportunities Fund

Interested trustees[3]
Name, age and position with the Trust
James H. Lemon, Jr., 70 Vice Chairman of the Board	1986	Chairman of the Board and Chief Executive Officer, The Johnston-Lemon Group, Incorporated (financial services holding company)	3	JPMorgan Value Opportunities Fund
Jeffrey L. Steele, 60 President	2002	President and Director, Washington Management Corporation	3	JPMorgan Value Opportunities Fund

Chairman Emeritus, Stephen Hartwell

Officers
Name, age and position with the Trust	Year first elected an officer of the Trust[1]	Principal occupation(s) during past five years
Michael W. Stockton, 39 Vice President, Treasurer and Assistant Secretary	1996	Vice President, Secretary, Assistant Treasurer and Director, Washington Management Corporation
Lois A. Erhard, 54 Vice President	1988	Vice President, Washington Management Corporation
J. Lanier Frank, 45 Assistant Vice President	1998	Assistant Vice President, Washington Management Corporation
Jennifer L. Butler, 40 Secretary	2005	Assistant Vice President, Washington Management Corporation; Former Specialist, Fund Administration, Pacific Investment Management Company
Ashley L. Shaw,[4] 37 Assistant Secretary	2000	Assistant Secretary, Washington Management Corporation

The statement of additional information includes additional information about the Trust’s trustees and is available without charge upon request by calling American Funds Service Company at 800/421-0180. The address for all trustees and officers of the Trust is 1101 Vermont Avenue, NW, Washington, DC,  20005, Attention: Trust Secretary.

1 Trustees and officers of the Trust serve until their resignation, removal or retirement.
2 This includes all directorships other than those in American Funds that are held by each trustee as a director of a public company or a registered investment company.  JPMorgan Value Opportunities Fund was formerly The Growth Fund of Washington.
3 "Interested persons" within the meaning of the 1940 Act, on the basis of their affiliation with the Trust’s Business Manager, Washington Management Corporation.
4 Ashley L. Shaw is the daughter of James H. Lemon, Jr.

Offices
Offices of the Funds and
of the business manager
Washington Management Corporation
1101 Vermont Avenue, NW
Washington, DC 20005-3521
202/842-5665

Investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

Transfer agent
American Funds Service Company
P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Dechert LLP
1775 I Street, NW
Washington, DC 20005-3987

Independent registered public
accounting firm
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the Funds’ prospectus, which can be obtained from your financial adviser and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

"American Funds Proxy Voting Guidelines" — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The Funds file their proxy voting records with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

A complete July 31, 2006, portfolio of the Funds’ investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The Funds file a complete list of their portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, DC (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of shareholders of the The American Funds Tax-Exempt Series I, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Funds. If used as sales material after September 30, 2006, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The Capital Group Companies
American Funds Capital Research and Management Capital International Capital Guardian Capital Bank and Trust

Lit.No. MFGEAR-970-0906P
Printed on recycled paper

ITEM 2 - Code of Ethics

The Registrant has adopted a code of ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made to American Funds Service Company at 800/421-0180 or to the Secretary of the Registrant, 1101 Vermont Avenue, NW, Suite 600, Washington, DC 20005.

ITEM 3 - Audit Committee Financial Expert

The Registrant’s Board has determined that Katherine D. Ortega, a member of the Registrant’s Audit Committee, is an “audit committee financial expert” and “independent,” as such terms are defined in this Item. This designation will not increase the designee’s duties, obligations or liability as compared to her duties, obligations and liability as a member of the Audit Committee and of the Board; nor will it reduce the responsibility of the other Audit Committee members. There may be other individuals who, through education or experience, would qualify as “audit committee financial experts” if the Board had designated them as such. Most importantly, the Board believes each member of the Audit Committee contributes significantly to the effective oversight of the Registrant’s financial statements and condition.

ITEM 4 - Principal Accountant Fees and Services

Registrant:
a)	Audit Fees:
2005  $64,000

2006   $77,000
b)	Audit- Related Fees:
2005  none

2006  none
c)	Tax Fees:
2005  $7,000

2006   $7,000
The tax fees consist of professional services relating to the preparation of the registrant’s tax returns.

d)	All Other Fees:
2005  none
2006              none

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the registrant and were subject to the pre-approval policies described below):
a)	Not Applicable
b)	Audit-Related Fees:
2005  none
2006              none

c)	Tax fees:
        2005  none
2006   $26,000
The tax fees consist of consulting services relating to the registrant’s investments.

ITEM 4 - Principal Accountant Fees and Services (continued)

d)	All Other Fees:
2005  none
2006              none

The registrant’s Audit Committee will pre-approve all audit and permissible non-audit services that the Committee considers compatible with maintaining the auditors’ independence. The pre-approval requirement will extend to all non-audit services provided to the registrant, the business manager, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser or business manager that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant. The Committee will not delegate its responsibility to pre-approve these services to the business manager or investment adviser. The Committee may delegate to one or more Committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full Committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the services listed above provided to the Registrant, adviser, business manager or affiliates.

Aggregate non-audit fees paid to the registrant’s auditors, including fees for all services billed to the adviser and affiliates that provide ongoing services to the Registrant were $7,000 for fiscal year 2005 and $33,000 for fiscal year 2006. The non-audit services represented by these amounts were brought to the attention of the Committee and considered to be compatible with maintaining the auditors’ independence.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Schedule of Investments

The full schedule of investments for each Fund

The Tax-Exempt Fund of Maryland

	Principal amount	Market value
Bonds & notes — 94.42%	(000)	(000)

MARYLAND — 84.50%
STATE ISSUERS — 45.41%
Community Dev. Administration, Dept. of Housing and Community Dev., Housing Rev. Bonds, GNMA Collateralized, Series 2002-B, AMT, 4.85% 2022	$2,000	$2,008
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 1998-B, AMT, 5.00% 2008	1,610	1,636
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 1998-B, AMT, 5.00% 2009	1,680	1,722
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2001-H, AMT, 5.20% 2022	900	915
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2006-F, AMT, 6.00% 2039	4,000	4,312
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series I, AMT, 6.00% 2041	2,000	2,159
Econ. Dev. Corp., Lease Rev. Bonds (Aviation Administration Facs.), Series 2003, AMT, FSA insured, 5.25% 2012	1,000	1,063
Econ. Dev. Corp., Lease Rev. Bonds (Aviation Administration Facs.), Series 2003, AMT, FSA insured, 5.50% 2013	1,500	1,626
Econ. Dev. Corp., Lease Rev. Bonds (Dept. of Transportation Headquarters Fac.), Series 2002, 5.00% 2014	1,755	1,859
Econ. Dev. Corp., Lease Rev. Bonds (Dept. of Transportation Headquarters Fac.), Series 2002, 5.375% 2019	1,500	1,612
Econ. Dev. Corp., Rev. Bonds (Anne Arundel County, Golf Course System), Series 2001, 8.25% 2028 (preref. 2011)	1,980	2,323
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, Baltimore County Project), Series 2006, XLCA insured, 5.00% 2020	600	632
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Series 2006, CIFG insured, 5.00% 2020	1,000	1,053
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects), Series 2006, CIFG insured, 5.00% 2021	1,000	1,049
Econ. Dev. Corp., Tax-Exempt Solid Waste Disposal Rev. Bonds (Waste Management, Inc.), Series 2002, AMT, 4.60% 2016	3,000	2,990
Econ. Dev. Corp., Utility Infrastructure Rev. Bonds (University of Maryland, College Park Project), Series 2001, AMBAC insured, 5.25% 2011	3,425	3,635
Econ. Dev. Corp., Utility Infrastructure Rev. Bonds (University of Maryland, College Park Project), Series 2001, AMBAC insured, 5.375% 2015	2,230	2,378
Energy Fncg. Administration, Limited Obligation Solid Waste Disposal Rev. Bonds (Wheelabrator Water Technologies Baltimore LLC Projects), Series 1996, AMT, 6.30% 2010	3,500	3,592
G.O. Bonds, State and Local Facs., First Series Loan of 2000, Series H, 5.50% 2010	2,000	2,134
G.O. Bonds, State and Local Facs., First Series Loan of 2001, Series H, 5.50% 2011	1,000	1,075
G.O. Bonds, State and Local Facs., First Series Loan of 2003, Capital Improvement Bonds, Series A, 5.25% 2016	1,500	1,652
G.O. Bonds, State and Local Facs., Second Series Loan of 1999, Series W, 5.00% 2011 (preref. 2009)	500	522
G.O. Bonds, State and Local Facs., Second Series Loan of 1999, Series X, 5.25% 2012 (preref. 2009)	2,000	2,101
G.O. Bonds, State and Local Facs., Second Series Loan of 2002, Series B, 5.25% 2009	1,000	1,038
Health and Higher Educational Facs. Auth., First Mortgage Rev. Bonds (PUMH of Maryland, Inc. - Heron Point of Chestertown Issue), Series 1998-A, 5.75% 2019	1,500	1,508
Health and Higher Educational Facs. Auth., First Mortgage Rev. Bonds (PUMH of Maryland, Inc. - Heron Point of Chestertown Issue), Series 1998-A, 5.75% 2026	1,640	1,655

	Principal amount	Market value
Bonds & notes	(000)	(000)

STATE ISSUERS (continued)
Health and Higher Educational Facs. Auth., Parking Rev. Bonds (Johns Hopkins Medical Institutions Parking Facs. Issue), Series 2001, AMBAC insured, 5.00% 2034	$ 880	$ 898
Health and Higher Educational Facs. Auth., Rev. Bonds (Anne Arundel Medical Center Issue),
Series 1998, FSA insured, 5.125% 2028	1,000	1,026
Health and Higher Educational Facs. Auth., Rev. Bonds (Edenwald Issue), Series 2006-A, 5.40% 2031	1,000	1,019
Health and Higher Educational Facs. Auth., Rev. Bonds (Edenwald Issue), Series 2006-A, 5.40% 2037	1,000	1,017
Health and Higher Educational Facs. Auth., Rev. Bonds (Good Samaritan Hospital Issue),
Series 1993, 5.70% 2009 (escrowed to maturity)	1,000	1,041
Health and Higher Educational Facs. Auth., Rev. Bonds (Howard County General Hospital Issue), Series 1993, 5.50% 2013 (escrowed to maturity)	1,510	1,540
Health and Higher Educational Facs. Auth., Rev. Bonds (Howard County General Hospital Issue), Series 1993, 5.50% 2021 (escrowed to maturity)	1,000	1,026
Health and Higher Educational Facs. Auth., Rev. Bonds (Kaiser Permanente), Series 1998-A, 5.375% 2015	1,000	1,038
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2004-A, 5.00% 2012	1,000	1,050
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2004-A, 5.00% 2014	2,450	2,590
Health and Higher Educational Facs. Auth., Rev. Bonds (LifeBridge Health Issue), Series 2004-A, 5.25% 2018	1,000	1,055
Health and Higher Educational Facs. Auth., Rev. Bonds (Medlantic/Helix Issue), Series 1998-B, AMBAC insured, 5.25% 2038	1,500	1,672
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Ridge Issue), Series 2003-A, 6.00% 2035	2,000	2,101
Health and Higher Educational Facs. Auth., Rev. Bonds (Mercy Ridge Issue), Series 2003-B, 5.00% 2008	1,000	1,011
Health and Higher Educational Facs. Auth., Rev. Bonds (Peninsula Regional Medical Center Issue), Series 2006, 5.00% 2021	1,000	1,039
Health and Higher Educational Facs. Auth., Rev. Bonds (Peninsula Regional Medical Center Issue), Series 2006, 5.00% 2036	4,500	4,590
Health and Higher Educational Facs. Auth., Rev. Bonds (Suburban Hospital Issue), Series 2004-A, 5.00% 2008	1,500	1,533
Health and Higher Educational Facs. Auth., Rev. Bonds (Suburban Hospital Issue), Series 2004-A, 5.00% 2009	400	412
Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue), Series 2000, 6.75% 2030 (preref. 2010)	2,000	2,230
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Adventist HealthCare Issue), Series 2003-A, 5.00% 2012	1,000	1,030
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Adventist HealthCare Issue), Series 2003-A, 5.75% 2025	1,000	1,058
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Johns Hopkins University Issue), Series 1998, 5.25% 2014	2,505	2,615
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Johns Hopkins University Issue), Series 2001-A, 5.00% 2011	1,000	1,051
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Johns Hopkins University Issue), Series 2001-A, 5.00% 2013	1,000	1,048
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Johns Hopkins University Issue), Series 2002-A, 5.00% 2032	1,000	1,022
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.00% 2013	1,000	1,043
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.75% 2015	500	548
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.75% 2016	3,500	3,823
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (MedStar Health Issue), Series 2004, 5.50% 2033	1,000	1,044
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Mercy Medical Center Issue), Series 1996, FSA insured, 6.50% 2013	2,000	2,219
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Roland Park Place Issue), Series 1999, 5.50% 2014	525	528
Industrial Dev. Fncg. Auth., Econ. Dev. Rev. Bonds (Our Lady of Good Counsel High School Fac.), Series 2005-A, 6.00% 2035	1,000	1,056
Morgan State University, Academic Fees and Auxiliary Facs. Fees Rev. Bonds, Series 2003-A, FGIC insured, 5.00% 2020	1,375	1,439
Dept. of Transportation, Consolidated Transportation Bonds, Series 2002, 5.50% 2017	2,000	2,234
Dept. of Transportation, Consolidated Transportation Bonds, Series 2003, 5.25% 2014	4,000	4,379
Dept. of Transportation, Consolidated Transportation Bonds, Series 2004, 5.00% 2018	1,000	1,058
Dept. of Transportation, Project Certs. of Part. (Mass Transit Administration Project), Series 2000, AMT, 5.00% 2008	1,415	1,448
Transportation Auth., Airport Parking Rev. Bonds (Baltimore/Washington International Airport Projects), Series 2002-B, AMT, AMBAC insured, 5.375% 2015	2,000	2,127
University System, Auxiliary Fac. and Tuition Rev. Bonds, Series 2001-B, 4.00% 2013	1,000	1,007
University System, Auxiliary Fac. and Tuition Rev. Bonds, Series 2002-A, 5.00% 2013	1,010	1,069
University System, Auxiliary Fac. and Tuition Rev. Bonds, Series 2002-A, 5.125% 2022	2,000	2,100
University System, Auxiliary Fac. and Tuition Rev. Bonds, Series 2005-A, 5.00% 2013	1,500	1,601
University System, Auxiliary Fac. and Tuition Rev. Bonds, Series 2005-A, 5.00% 2018	2,000	2,123
		114,807

	Principal amount	Market value
Bonds & notes	(000)	(000)

CITY & COUNTY ISSUERS — 39.09%
City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-A, 5.35% 2034	$2,000	$2,012
City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-B, 4.75% 2034	3,000	3,003
Anne Arundel County, G.O. Bonds (Consolidated General Improvements), Series 2005, 5.00% 2016	1,500	1,608
Anne Arundel County, G.O. Bonds (Consolidated Golf Course Project), Series 2005, 5.00% 2018	1,165	1,242
Anne Arundel County, G.O. Bonds (Consolidated Golf Course Project), Series 2005, 5.00% 2021	1,350	1,427
Anne Arundel County, G.O. Bonds, Series 2002, 5.25% 2012	1,000	1,073
Anne Arundel County, Special Obligation Bonds (Arundel Mills Project), Series 1999, 7.10% 2029 (preref. 2009)	1,985	2,200
Anne Arundel County, Special Obligation Bonds (National Business Park Project), Series 2000, 7.375% 2028 (preref. 2010)	1,500	1,717
Anne Arundel County, Tax Increment Fncg. Bonds (Parole Town Center Project), Series 2002, 5.00% 2012	1,345	1,360
Baltimore County, G.O. Bonds, Consolidated Public Improvement Bonds, Series 2002, 5.25% 2010	2,000	2,117
Baltimore County, G.O. Bonds, Consolidated Public Improvement Bonds, Series 2002, 5.25% 2015 (preref. 2012)	3,000	3,232
Baltimore County, G.O. Bonds, Metropolitan Dist. Bonds (67th Issue), 5.00% 2018 (preref. 2011)	1,500	1,594
Mayor and City Council of Baltimore, Convention Center Hotel Rev. Bonds, Series 2006-A, XLCA insured, 5.25% 2019	1,000	1,079
Mayor and City Council of Baltimore, Convention Center Hotel Rev. Bonds, Series 2006-A, XLCA insured, 5.00% 2032	1,250	1,286
Mayor and City Council of Baltimore, Convention Center Hotel Rev. Bonds, Series 2006-B, 5.875% 2039	2,500	2,616
Mayor and City Council of Baltimore, Convertible Rev. Ref. Bonds (Baltimore City Parking System Facs.), Series 1996-A, FGIC insured, 5.90% 2009	1,500	1,586
Mayor and City Council of Baltimore, Project and Rev. Bonds (Wastewater Projects), Series 2005-B, MBIA insured, 5.00% 2021	1,030	1,085
Mayor and City Council of Baltimore, Project and Rev. Ref. Bonds (Water Projects), Series 1994-A, FGIC insured, 5.00% 2024	410	441
Mayor and City Council of Baltimore, Project and Rev. Ref. Bonds (Water Projects), Series 2002-A, FGIC insured, 5.00% 2021	1,225	1,275
Mayor and City Council of Baltimore, Rev. Ref. Bonds (Wastewater Projects), Series 1994-A, FGIC insured, 6.00% 2015	1,500	1,665
Calvert County, Econ. Dev. Rev. Ref. Bonds (Asbury-Solomons Island Fac.), Series 1997, MBIA insured, 5.00% 2009	1,000	1,029
Carroll County, EMA Obligated Group Issue (Fairhaven and Copper Ridge), Rev. Ref. Bonds, Series 1999-A, ASSET GUARANTY insured, RADIAN insured, 5.50% 2019	1,265	1,314
Carroll County, G.O. Bonds, County of Commissioners of Carroll County, Consolidated Public Improvement Ref. Bonds (Delayed Delivery), Series 2003, 5.00% 2010	1,000	1,049
Frederick County, G.O. Public Facs. Bonds, Series 2000, 5.10% 2017 (preref. 2010)	1,000	1,061
Frederick County, G.O. Public Facs. Ref. Bonds of 2006, 5.25% 2021	1,000	1,112
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds, Series 1998, 6.625% 2025	3,000	3,112
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds, Series 2004-B, 5.95% 2030	1,000	1,032
Frederick County, Urbana Community Dev. Auth., Special Obligation Bonds, Series 2004-B, 6.25% 2030	1,461	1,509
Harford County, Consolidated Public Improvement Bonds, Series 2005, 5.00% 2020	1,000	1,057
Howard County, G.O. Consolidated Public Improvement Project and Ref. Bonds, Series 2002-A, 5.25% 2014	795	850
Howard County, G.O. Consolidated Public Improvement Project and Ref. Bonds, Series 2002-A, 5.25% 2014 (preref. 2012)	205	220
City of Hyattsville, Special Obligation Bonds (University Town Center Project), Series 2004, 5.75% 2034	3,650	3,780
Montgomery County Housing Opportunities Commission, Multi-family Housing Dev. Bonds, Series 2004-A, FNMA insured, 4.65% 2030	2,670	2,651
Montgomery County Housing Opportunities Commission, Single-family Mortgage Rev. Bonds, Series 1998-B, 4.80% 2009	430	428
Montgomery County Housing Opportunities Commission, Single-family Mortgage Rev. Bonds, Series 1998-B, 4.90% 2010	355	364
Montgomery County, Econ. Dev. Corp., Lease Rev. Bonds (Town Square Parking Garage Project), Series 2002-A, 3.25% 2011	1,000	965
Montgomery County, Econ. Dev. Rev. Bonds (Trinity Health Credit Group), Series 2001, 5.50% 2016	1,000	1,059
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2000-A, 5.30% 2013 (preref. 2010)	1,000	1,058
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2001-A, 4.75% 2011	1,000	1,043
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2001-A, 4.75% 2012	1,000	1,049
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2001-A, 5.25% 2015	2,000	2,140
Montgomery County, Rev. Auth., Golf Course System Rev. Bonds, Series 1996-A, 6.00% 2014 (preref. 2006)	2,355	2,411
Montgomery County, Solid Waste Disposal System Rev. Ref. Bonds, Series 2003-A, AMBAC insured, 5.00% 2013	1,000	1,065
Montgomery County, Special Obligation Bonds (Kingsview Village Center Dev. Dist.), Series 1999, 6.90% 2021	2,205	2,385
Montgomery County, Special Obligation Bonds (West Germantown Dev. Dist.), Series 2002-A, RADIAN insured, 5.375% 2020	750	788
Montgomery County, Special Obligation Bonds (West Germantown Dev. Dist.), Series 2004-A, RADIAN insured, 6.70% 2027	1,675	1,888
Northeast Maryland Waste Disposal Auth., Resource Recovery Rev. Bonds (Baltimore RESCO Retrofit Project), Series 1998, AMT, 5.00% 2012	2,500	2,554

	Principal amount	Market value
Bonds & notes	(000)	(000)

CITY & COUNTY ISSUERS (continued)
Northeast Maryland Waste Disposal Auth., Solid Waste Rev. Bonds (Montgomery County Resource Recovery Project), Series 1993-A, AMT, 6.00% 2007	$1,000	$ 1,014
Northeast Maryland Waste Disposal Auth., Solid Waste Rev. Ref. Bonds (Montgomery County Solid Waste Disposal System), Series 2003, AMT, AMBAC insured, 5.25% 2009	1,000	1,032
Northeast Maryland Waste Disposal Auth., Solid Waste Rev. Ref. Bonds (Montgomery County Solid Waste Disposal System), Series 2003, AMT, AMBAC insured, 5.50% 2010	2,500	2,628
Northeast Maryland Waste Disposal Auth., Solid Waste Rev. Ref. Bonds (Montgomery County Solid Waste Disposal System), Series 2003, AMT, AMBAC insured, 5.50% 2016	1,000	1,067
Housing Auth. of Prince George’s County, Mortgage Rev. Bonds (GNMA Collateralized - Langley Gardens Apartments Project), Series 1997-A, AMT, 5.60% 2017	1,130	1,164
Housing Auth. of Prince George’s County, Mortgage Rev. Bonds (GNMA Collateralized - Windsor Crossing Apartments Project), Series 2002-A, AMT, 3.90% 2012	415	406
Housing Auth. of Prince George’s County, Mortgage Rev. Bonds (GNMA Collateralized - Windsor Crossing Apartments Project), Series 2002-A, AMT, 5.00% 2023	1,000	1,011
Industrial Dev. Auth. of Prince George’s County, Rev. Ref. Lease Bonds (Upper Marlboro Justice Center Project), Series 2003-A, MBIA insured, 5.00% 2014	1,500	1,593
Prince George’s County, Special Obligation Bonds (National Harbor Project), Series 2004, 5.20% 2034	4,000	3,961
Prince George’s County, Special Obligation Bonds (Woodview Village Infrastructure Improvements), Series 1997-A, 8.00% 2026	1,705	1,763
Prince George’s County, Special Tax Dist. Bonds (Victoria Falls Project), Series 2005, 5.25% 2035	3,700	3,686
Washington Suburban Sanitary Dist., Montgomery and Prince George’s Counties, G.O. Ref. Bonds of 1997, 5.75% 2017	1,510	1,727
Washington Suburban Sanitary Dist., Montgomery and Prince George’s Counties, G.O. Ref. Bonds of 2001, 4.50% 2015	3,000	3,077
Washington Suburban Sanitary Dist., Montgomery and Prince George’s Counties, G.O. Sewage Disposal Ref. Bonds of 2003, 5.00% 2012	1,000	1,065
Washington Suburban Sanitary Dist., Montgomery and Prince George’s Counties, G.O. Water Supply Bonds of 2005, 5.00% 2019	1,000	1,064
		98,849

DISTRICT OF COLUMBIA — 0.61%
Washington Metropolitan Area Transit Auth., Gross Transit Rev. Ref. Bonds, Series 1993, FGIC insured, 6.00% 2008	1,480	1,543

PUERTO RICO — 7.86%
Electric Power Auth., Power Rev. Ref. Bonds (Forward Delivery), Series QQ, XLCA insured, 5.50% 2015	1,000	1,107
Electric Power Auth., Rev. Bonds, Series DD, FSA insured, 4.50% 2019	1,000	1,012
Electric Power Auth., Rev. Ref. Bonds, Series GG, FSA insured, 4.75% 2021	1,020	1,037
Electric Power Auth., Rev. Ref. Bonds, Series KK, XLCA insured, 5.00% 2011	1,000	1,050
Electric Power Auth., Rev. Ref. Bonds, Series Y, MBIA insured, 7.00% 2007	1,000	1,029
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series AA, FSA insured, 5.00% 2026 (put 2010)	2,000	2,083
Public Buildings Auth., Government Facs. Rev. Bonds, Series D, 5.25% 2027 (preref. 2012)	4,500	4,817
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026	455	524
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2001-E, 6.00% 2026 (escrowed to maturity)	45	55
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, 5.75% 2027 (put 2012)	3,755	4,003
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, FGIC insured, 5.25% 2031 (put 2012)	2,500	2,655
Public Improvement G.O. Ref. Bonds, Series 1998, 5.00% 2007	500	504
		19,876

VIRGIN ISLANDS — 1.45%
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 1998-A, 5.20% 2009	1,500	1,548
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 1998-A, 5.20% 2010	1,000	1,030
Public Fin. Auth., Rev. Bonds (Gross Receipts Taxes Loan Note), Series 2003-A, FSA insured, 5.25% 2017	1,000	1,083
		3,661

Total bonds & notes (cost: $234,127,000)		238,736

	Principal amount	Market value
Short-term securities — 4.68%	(000)	(000)

Baltimore County, Maryland, Econ. Dev. Rev. Bonds (Garrison Forest School, Inc. Project), Series 2001, 3.69% 2026[1]	$ 675	$ 675
Community Dev. Administration, Maryland Dept. of Housing and Community Dev., Multi-family Dev. Rev. Bonds (Barrington Apartments Project), Series 2003-A, AMT, FNMA insured, 3.68% 2037[1]	3,500	3,500
Health and Higher Educational Facs. Auth., Rev. Bonds (University of Maryland Medical System Issue), Series 2004-A, AMBAC insured, 3.64% 2023[1]	950	950
Maryland Econ. Dev. Corp., Multi-Modal Rev. Bonds (United States Pharmacopeial Project), Series 2004-A, AMBAC insured, 3.68% 2034[1]	200	200
Maryland Econ. Dev. Corp., Rev. Bonds (American Urological Assn. Education and Research, Inc. Project), Series 2002, 3.64% 2032[1]	1,000	1,000
Montgomery County, Maryland, Consolidated Public Improvement Bond Anticipation Notes, Series 2006-A, 3.70% 2026[1]	1,500	1,500
Washington Suburban Sanitary Dist., Montgomery and Prince George’s Counties, Bond Anticipation Notes, Series 2006-A, 3.57% 2023[1]	3,000	3,000
Westminster, Maryland, Econ. Dev. Rev. Bonds (Carroll Lutheran Village, Inc.), Series 2004-C, 3.68% 2034[1]	200	200
Wicomico County, Maryland, Econ. Dev. Rev. Bonds (Harvard Custom Manufacturing, Inc. Project), Series 1997, AMT, 3.68% 2017[1]	800	800

Total short-term securities (cost: $11,825,000)		11,825

Total investment securities (cost: $245,952,000)		250,561
Other assets less liabilities		2,288

Net assets		$252,849

[1]Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper

The Tax-Exempt Fund of Virginia

	Principal amount	Market value
Bonds & notes — 95.37%	(000)	(000)

VIRGINIA — 82.73%
STATE ISSUERS — 32.01%
College Building Auth., Educational Facs. Rev. Bonds (21st Century College Program), Series 1998, 5.00% 2017	$1,000	$1,019
College Building Auth., Educational Facs. Rev. Bonds (Public Higher Education Fncg. Program), Series 2002-A, 5.00% 2011	1,530	1,615
College Building Auth., Educational Facs. Rev. Bonds (Regents of the University of Virginia), Series B, 5.00% 2026	4,000	4,060
College Building Auth., Educational Facs. Rev. Bonds (University of Richmond Project), Series 2002-A, 5.00% 2032 (put 2009)	2,500	2,573
College Building Auth., Educational Facs. Rev. Bonds (Washington and Lee University Project), Series 2001, 5.375% 2021	1,000	1,115
College Building Auth., Educational Facs. Rev. Ref. Bonds (Hampden-Sydney College Project), Series 1998, MBIA insured, 5.00% 2016	500	516
College Building Auth., Educational Facs. Rev. Ref. Bonds (Hampton University Project), Series 2003, 5.00% 2013	1,000	1,057
College Building Auth., Educational Facs. Rev. Ref. Bonds (Hampton University Project), Series 2003, 5.00% 2014	1,815	1,924
Commonwealth Transportation Board, Federal Highway Reimbursement Anticipation Notes, Series 2000, 5.50% 2010	1,300	1,387
Commonwealth Transportation Board, Transportation Rev. Bonds (U.S. Route 58 Corridor Dev. Program), Series 1999-B, 5.50% 2013 (preref. 2009)	4,750	5,011
G.O. Bonds, Series 1997, 5.00% 2012 (preref. 2007)	940	950
Housing Dev. Auth., Commonwealth Mortgage Bonds, Series 2001-J-1, MBIA insured, 4.55% 2010	1,000	1,018
Housing Dev. Auth., Commonwealth Mortgage Bonds, Series 2001-J-1, MBIA insured, 4.65% 2011	1,000	1,029
Housing Dev. Auth., Commonwealth Mortgage Bonds, Series 2004-A-1, AMT, 4.00% 2015	1,300	1,256
Housing Dev. Auth., Multi-family Housing Bonds, Series 1996-B, 5.95% 2016	710	726
Housing Dev. Auth., Multi-family Housing Bonds, Series 1997-B, AMT, 5.80% 2010	1,185	1,202
Housing Dev. Auth., Multi-family Housing Bonds, Series 1998-I, AMT, 4.60% 2009	1,320	1,339
Housing Dev. Auth., Multi-family Housing Bonds, Series 1998-I, AMT, 4.70% 2010	1,240	1,263
Housing Dev. Auth., Rental Housing Bonds, Series 2001-K, AMT, 5.00% 2017	825	839
Northern Virginia Transportation Dist. Commission, Commuter Rail Rev. Ref. Bonds (Virginia Railway Express Project), Series 1998, FSA insured, 5.375% 2011	1,000	1,047
Northern Virginia Transportation Dist. Commission, Commuter Rail Rev. Ref. Bonds (Virginia Railway Express Project), Series 1998, FSA insured, 5.375% 2014	1,000	1,046
Peninsula Ports Auth., Health Care Facs. Rev. and Ref. Bonds (Mary Immaculate Project), Series 1994, 6.875% 2010 (preref. 2006)	765	765
Peninsula Ports Auth., Health System Rev. Ref. Bonds (Riverside Health System Project), Series 1998, 5.00% 2008	1,200	1,229
Peninsula Ports Auth., Health System Rev. Ref. Bonds (Riverside Health System Project), Series 1998, 5.00% 2009	1,100	1,132
Port Auth., Commonwealth Port Fund Rev. Bonds (2002 Resolution), Series 2002, AMT, 5.00% 2012	1,000	1,049
Port Auth., Commonwealth Port Fund Rev. Bonds (2002 Resolution), Series 2002, AMT, 5.00% 2013	3,700	3,895
Port Auth., Commonwealth Port Fund Rev. Bonds (2002 Resolution), Series 2006, AMT, FSA insured, 5.50% 2015	2,885	3,151
Public Building Auth., Public Facs. Rev. Bonds, Series 1998-B, 5.00% 2010 (preref. 2008)	1,000	1,025
Public Building Auth., Public Facs. Rev. Bonds, Series 1998-B, 5.00% 2011 (preref. 2008)	2,100	2,152
Public Building Auth., Public Facs. Rev. Bonds, Series 2000-A, 5.75% 2016 (preref. 2010)	1,000	1,073
Public Building Auth., Public Facs. Rev. Ref. Bonds, Series 2005-A, 5.00% 2015	1,000	1,075
Public Building Auth., Public Facs. Rev. Ref. Bonds, Series 2005-A, 5.00% 2017	2,680	2,854
Public School Auth., School Fncg. Bonds (1997 Resolution), Ref. Series 2005-A, 5.25% 2017	1,000	1,098
Public School Auth., School Fncg. Bonds (1997 Resolution), Ref. Series 2005-B, 5.25% 2017	1,000	1,098
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 1998-A, 5.25% 2007	2,000	2,031
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 1998-B, 4.50% 2009	2,880	2,941

	Principal amount	Market value
Bonds & notes	(000)	(000)

STATE ISSUERS (continued)
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2002-A, 5.00% 2014	$1,000	$ 1,057
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2002-B, 4.00% 2009	1,500	1,511
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 2005-D, 5.00% 2018	2,000	2,126
Public School Auth., School Fncg. Bonds (1997 Resolution), Series 1998-B, 4.50% 2009 (preref. 2008)	120	123
Resources Auth., Clean Water State Revolving Fund Rev. Bonds, Series 2000, 5.25% 2015 (preref. 2010)	1,000	1,056
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2006-A, 5.00% 2017	2,105	2,260
Resources Auth., Infrastructure Rev. Bonds (Pooled Loan Bond Program), Series 2001-B, AMT, FSA insured, 4.375% 2010	1,490	1,516
Resources Auth., Infrastructure Rev. Bonds (Pooled Loan Bond Program), Series 2002-A, 5.25% 2014	1,460	1,559
Resources Auth., Infrastructure Rev. Bonds (Pooled Loan Bond Program), Series 2003, 5.00% 2020	2,000	2,089
Resources Auth., Infrastructure Rev. Bonds (Pooled Loan Bond Program), Series 2003-B, AMT, MBIA insured, 5.00% 2016	1,000	1,047
Small Business Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Mary Baldwin College), Series 2005, 4.75% 2017	1,485	1,459
Southeastern Public Service Auth., Rev. Ref. Bonds, Series 1998, AMBAC insured, 5.00% 2015	4,825	5,127
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2005, 5.25% 2019	2,000	2,046
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Bonds, Series 2005, 5.50% 2026	2,500	2,575
Rector and Visitors of the University of Virginia, General Rev. Pledge Bonds, Series 2003-B, 5.00% 2016	1,000	1,061
Rector and Visitors of the University of Virginia, General Rev. Pledge Bonds, Series 2003-B, 5.00% 2017	1,480	1,568
		86,740

CITY & COUNTY ISSUERS — 50.72%
Industrial Dev. Auth. of the Town of Abingdon, Hospital Fac. Rev. Ref. Bonds (Johnston Memorial Hospital), Series 1998, 5.00% 2008	1,015	1,033
Industrial Dev. Auth. of the Town of Abingdon, Hospital Fac. Rev. Ref. Bonds (Johnston Memorial Hospital), Series 1998, 5.00% 2009	1,020	1,047
Industrial Dev. Auth. of Albemarle County, Residential Care Fac. Mortgage Rev. Ref. Bonds (Westminster-Canterbury of the Blue Ridge), Series 2005, 5.25% 2032	2,000	1,970
Industrial Dev. Auth. of the Town of Amherst, Educational Facs. Rev. Ref. Bonds (Sweet Briar College), Series 2006, 5.00% 2026	1,000	1,026
Arlington County, G.O. Ref. Bonds, Series 1993, 6.00% 2011	1,000	1,099
Arlington County, G.O. Ref. Bonds, Series 1993, 6.00% 2012	1,000	1,116
Industrial Dev. Auth. of Arlington County, Alexandria/Arlington Waste-to-Energy Fac. Resource Recovery Rev. Bonds (Ogden Martin Systems of Alexandria/Arlington Inc. Project), Series 1998-B, AMT, FSA insured, 5.375% 2012	2,785	2,867
Industrial Dev. Auth. of the County of Charles City, Solid Waste Disposal Fac. Rev. Ref. Bonds (USA Waste of Virginia, Inc. Project), Series 1999, AMT, 4.875% 2009	3,100	3,151
Industrial Dev. Auth. of the County of Charles City, Tax-Exempt Solid Waste Disposal Rev. Bonds (Waste Management, Inc.), Series 2002, AMT, 6.25% 2027 (put 2012)	1,000	1,090
City of Chesapeake, G.O. Public Improvement and Ref. Bonds, Series 2001, 5.50% 2009	1,300	1,372
City of Chesapeake, G.O. Public Improvement and Ref. Bonds, Series 2001, 5.50% 2011	1,500	1,622
City of Chesapeake, G.O. Ref. Bonds, Series 1993, 5.40% 2008	1,000	1,038
City of Chesapeake, G.O. School Ref. Bonds, Series 2003, 5.00% 2013	1,500	1,601
Chesterfield County, Water and Sewer Rev. Ref. Bonds, Series 1992, 6.375% 2009	330	331
City of Fairfax Econ. Dev. Auth., Public Fac. Lease Rev. Bonds (City of Fairfax Public Improvement Projects), Series 2005, 5.00% 2024	3,000	3,123
City of Fairfax, G.O. School Bonds, Series 2004, 5.00% 2027	1,640	1,711
Fairfax County Econ. Dev. Auth., Fairfax County Facs. Rev. Bonds (School Board Central Administration Building Project Phase I), Series 2005-A, 5.00% 2028	2,615	2,705
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Bonds (Greenspring Village, Inc. Fac.), Series 1999-A, 6.75% 2012	500	533
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Bonds (Greenspring Village, Inc. Fac.), Series 1999-A, 7.50% 2029	2,500	2,713
Fairfax County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Inova Health Systems Project), Series 1998-A, 5.00% 2011	1,500	1,530
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project), Series 1993-A, 5.00% 2007	750	760
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project), Series 1993-A, 5.00% 2011	1,000	1,048
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project), Series 1993-A, 5.25% 2019	2,500	2,685

	Principal amount	Market value
Bonds & notes	(000)	(000)

CITY & COUNTY ISSUERS (continued)
Fairfax County Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project), Series 1993-A, FSA insured, 5.25% 2019	$1,000	$1,085
Fairfax County Redev. and Housing Auth., Multi-family Housing Rev. Bonds (Grand View Apartments Project), Series 1998-A, FHA insured, 5.05% 2010	775	787
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 1997, 5.00% 2021	1,000	1,082
Fairfax County Water Auth., Water Rev. Ref. Bonds, Series 2005-B, 5.25% 2019	1,000	1,103
City of Fredericksburg, Rev. Bonds (MediCorp Health System Obligated Group), Series 2002-B, 5.25% 2027	1,500	1,536
City of Hampton, Convention Center Rev. Bonds, Series 2002, AMBAC insured, 5.25% 2014	1,000	1,072
City of Hampton, Convention Center Rev. Bonds, Series 2002, AMBAC insured, 5.25% 2015	1,500	1,603
City of Hampton, G.O. Public Improvement Ref. Bonds, Series 1998, 5.00% 2013	2,240	2,384
City of Hampton, G.O. Public Improvement Ref. Bonds, Series 1998, 5.00% 2014	1,000	1,069
City of Hampton, G.O. Public Improvement Ref. Bonds, Series 2000, 5.25% 2011	1,000	1,059
City of Hampton, Museum Rev. Ref. Bonds, Series 2004, 4.00% 2009	500	501
City of Hampton, Museum Rev. Ref. Bonds, Series 2004, 5.00% 2012	1,220	1,274
City of Hampton, Public Improvement Bonds, Series 2005-A, FGIC insured, 5.00% 2020	1,000	1,055
City of Hampton, Public Improvement Bonds, Series 2005-A, FGIC insured, 5.00% 2022	1,640	1,724
Industrial Dev. Auth. of County of Hanover, Hospital Rev. Bonds (Memorial Regional Medical Center Project at Hanover Medical Park), Series 1995, MBIA insured, 6.50% 2010	1,375	1,506
Industrial Dev. Auth. of County of Hanover, Hospital Rev. Bonds (Memorial Regional Medical Center Project at Hanover Medical Park), Series 1995, MBIA insured, 6.375% 2018	1,500	1,735
Econ. Dev. Auth. of Henrico County, Residential Care Fac. Rev. Bonds (Virginia Baptist Homes, Inc.), Series 2006-A, 5.50% 2038	1,500	1,514
Henrico County, Water and Sewer System Rev. Bonds, Series 2006-A, 5.00% 2025	2,945	3,085
Henrico County, Water and Sewer System Rev. Ref. Bonds, Series 2002, 4.625% 2013	580	606
Industrial Dev. Auth. of the County of Henrico, Solid Waste Disposal Rev. Bonds (Browning-Ferris Industries of South Atlantic, Inc. Project), Series 1996-A, AMT, 5.45% 2014	1,000	966
Industrial Dev. Auth. of Henry County, Hospital Rev. Bonds (Memorial Hospital of Martinsville and Henry County), Series 1997, 6.00% 2017 (preref. 2007)	1,000	1,019
Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special Assessment Bonds, Series 1999-A, 6.85% 2019	599	608
Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special Assessment Bonds, Series 1999-B, 7.00% 2029	447	466
County of Isle of Wight Industrial Dev. Auth., Environmental Improvement Rev. Bonds (International Paper Co. Projects), Series 2000-A, AMT, 6.60% 2024	2,590	2,778
County of Isle of Wight Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (International Paper Co. Projects), Series 2004-A, 4.05% 2014	1,000	960
Econ. Dev. Auth. of James City County, Residential Care Fac. First Mortgage Rev. and Ref. Bonds (Williamsburg Landing, Inc.), Series 2005, 5.35% 2026	2,250	2,284
Econ. Dev. Auth. of James City County, Residential Care Fac. First Mortgage Rev. and Ref. Bonds (Williamsburg Landing, Inc.), Series 2005, 5.50% 2034	750	762
Industrial Dev. Auth. of King George County, Solid Waste Disposal Rev. Bonds (King George Landfill, Inc. Project), Series 2003-A, AMT, 4.10% 2023 (put 2009)	1,000	993
Community Dev. Auth. of Loudoun County, Special Assessment Bonds (Dulles Town Center Project), Series 1998, 6.25% 2026	2,475	2,584
Industrial Dev. Auth. of Loudoun County, Public Safety Fac. Lease Rev. Bonds (Loudoun County Public Safety Facs. Project), FSA insured, 5.25% 2016	1,000	1,074
Industrial Dev. Auth. of Loudoun County, Residential Care Fac. Rev. Ref. Bonds, (Falcons Landing Project), Series 2004-A, 6.00% 2024	2,000	2,110
Loudoun County Sanitation Auth., Water and Sewer System Rev. Bonds, Series 2000, FSA insured, 5.00% 2014 (preref. 2011)	1,185	1,254
Loudoun County, G.O. Public Improvement and Ref. Bonds, Series 2002-A, 5.00% 2012	1,795	1,910
Loudoun County, G.O. Public Improvement Bonds, Series 2001-B, 5.00% 2012 (preref. 2010)	1,000	1,048
Loudoun County, G.O. Public Improvement Bonds, Series 2001-B, 5.25% 2015 (preref. 2011)	500	534
City of Manassas, G.O. Bonds, Series 1997-A, 5.00% 2013 (preref. 2008)	1,000	1,037
New Port Community Dev. Auth., Special Assessment Bonds, Series 2006, 5.50% 2026	1,000	1,012
New Port Community Dev. Auth., Special Assessment Bonds, Series 2006, 5.60% 2036	2,000	2,022
City of Newport News, G.O. General Improvement and Water Bonds, Series 2002-A, 5.00% 2016	1,585	1,683
City of Newport News, G.O. General Improvement Bonds, Series 2004-A, 5.00% 2020	1,000	1,056

	Principal amount	Market value
Bonds & notes	(000)	(000)

CITY & COUNTY ISSUERS (continued)
City of Newport News, G.O. General Improvement Ref. Bonds, Series 2003-A, 5.00% 2010	$1,000	$ 1,044
City of Norfolk, G.O. Capital Improvement and Ref. Bonds, Series 2002, MBIA insured, 5.00% 2011	1,000	1,051
Industrial Dev. Auth. of the City of Norfolk, Health Care Rev. Bonds (Bon Secours Health System), Series 1997, MBIA insured, 5.00% 2007	1,250	1,267
Norfolk Airport Auth., Airport Rev. Bonds, Series 2001-B, AMT, FGIC insured, 5.375% 2014	1,485	1,560
Norfolk Airport Auth., Airport Rev. Bonds, Series 2001-B, AMT, FGIC insured, 5.375% 2015	1,565	1,641
County of Prince William, Industrial Dev. Auth., Hospital Fac. Rev. Bonds (Potomac Hospital Corp. of Prince William), Series 2003, 5.00% 2013	1,000	1,045
Prince William County Service Auth., Water and Sewer System Rev. Ref. Bonds, Series 2003, 5.00% 2014	1,000	1,072
Prince William County Service Auth., Water and Sewer System Rev. Ref. Bonds, Series 2003, 5.00% 2019	1,635	1,727
Prince William County Virginia Gateway Community Dev. Auth., Special Assessment Bonds, Series 1999, 6.25% 2026	2,420	2,550
City of Richmond, G.O. Public Improvement Ref. Bonds, Series 2001, FGIC insured, 5.375% 2015 (preref. 2011)	1,000	1,080
City of Richmond, G.O. Public Improvement Ref. Bonds, Series 2005-B, FSA insured, 5.00% 2014	1,500	1,608
City of Richmond, Public Utility Rev. Ref. Bonds, Series 1998-A, 5.25% 2009	1,500	1,546
Richmond Metropolitan Auth., Expressway Rev. and Ref. Bonds, Series 1998, FGIC insured, 5.25% 2012	1,000	1,075
Richmond Metropolitan Auth., Expressway Rev. and Ref. Bonds, Series 2002, FGIC insured, 5.25% 2017	1,120	1,229
Riverside Regional Jail Auth., Jail Fac. Rev. Bonds, Series 2003, MBIA insured, 5.00% 2015	1,000	1,065
Industrial Dev. Auth. of the City of Roanoke, Hospital Rev. Bonds (Carilion Health System Obligated Group), Series 2002-A, MBIA insured, 5.50% 2015	3,500	3,748
City of Virginia Beach Dev. Auth., Health Care Facs. Rev. Ref. Bonds (Sentara Health System), Series 1998, 5.25% 2011	1,000	1,035
City of Virginia Beach Dev. Auth., Hospital Rev. Bonds (Virginia Beach General Hospital Project), Series 1993, AMBAC insured, 6.00% 2011	1,000	1,085
City of Virginia Beach Dev. Auth., Hospital Rev. Bonds (Virginia Beach General Hospital Project), Series 1993, AMBAC insured, 5.125% 2018	2,200	2,356
City of Virginia Beach Dev. Auth., Public Fac. Rev. Bonds (Town Center Project Phase I), Series 2002-A, 5.375% 2017	1,500	1,605
City of Virginia Beach Dev. Auth., Public Fac. Rev. Bonds (Town Center Project Phase I), Series 2002-A, 5.00% 2021	2,000	2,081
City of Virginia Beach, G.O. Public Improvement and Ref. Bonds, Series 2002, 5.00% 2015 (preref. 2012)	1,500	1,589
City of Virginia Beach, G.O. Public Improvement and Ref. Bonds, Series 2002, 5.00% 2016 (preref. 2012)	1,500	1,589
City of Virginia Beach, G.O. Public Improvement Bonds, Series 2001, 5.00% 2012 (preref. 2011)	2,425	2,575
City of Virginia Beach, G.O. Public Improvement Bonds, Series 2001, 5.00% 2013 (preref. 2011)	2,425	2,575
City of Virginia Beach, G.O. Public Improvement Ref. Bonds, Series 2004-B, 5.00% 2016	1,350	1,453
City of Virginia Beach, G.O. Public Improvement Ref. Bonds, Series 2004-B, 5.00% 2017	1,000	1,077
Industrial Dev. Auth. of the City of Winchester, Residential Care Fac. Rev. Bonds (Westminster-Canterbury of Winchester, Inc.), Series 2005-A, 4.875% 2019	1,005	1,004
Industrial Dev. Auth. of the City of Winchester, Residential Care Fac. Rev. Bonds (Westminster-Canterbury of Winchester, Inc.), Series 2005-A, 5.20% 2027	1,000	1,005
Industrial Dev. Auth. of the City of Winchester, Residential Care Fac. Rev. Bonds (Westminster-Canterbury of Winchester, Inc.), Series 2005-A, 5.30% 2035	1,000	1,007
		137,455

DISTRICT OF COLUMBIA — 6.04%
Metropolitan Washington Airports Auth., Airport System Rev. and Ref. Bonds, Series 1998-B, AMT, 5.50% 2007	1,500	1,524
Metropolitan Washington Airports Auth., Airport System Rev. and Ref. Bonds, Series 1998-B, AMT, MBIA insured, 5.25% 2010	1,000	1,035
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2001-A, AMT, MBIA insured, 5.50% 2014	1,000	1,071
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2005-A, AMT, MBIA insured, 5.25% 2017	1,000	1,068
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2006-A, AMT, FSA insured, 5.00% 2032	1,000	1,023
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2002-D, AMT, FSA insured, 5.375% 2013	1,000	1,066
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2002-D, AMT, FSA insured, 5.375% 2014	1,000	1,063
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2002-D, AMT, FSA insured, 5.375% 2016	1,995	2,109
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2003-A, AMT, FGIC insured, 5.00% 2008	1,000	1,023
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2004-C-1, AMT, FSA insured, 5.00% 2008	1,000	1,023
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2004-D, AMT, MBIA insured, 5.25% 2012	1,000	1,063
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2004-D, AMT, MBIA insured, 5.00% 2019	1,000	1,035
Metropolitan Washington Airports Auth., Airport System Rev. Ref. Bonds, Series 2005-D, AMBAC insured, 5.00% 2021	2,155	2,251
		16,354

	Principal amount	Market value
Bonds & notes	(000)	(000)

PUERTO RICO — 5.36%
Electric Power Auth., Power Rev. Ref. Bonds (Forward Delivery), Series QQ, XLCA insured, 5.50% 2015	$ 1,000	$ 1,107
Government Dev. Bank for Puerto Rico, Series 2006-B, 5.00% 2015	1,000	1,045
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series AA, AMBAC insured, 5.00% 2035 (put 2010)	1,150	1,195
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series AA, FSA insured, 5.00% 2026 (put 2010)	500	521
Public Buildings Auth., Government Facs. Rev. Bonds, Series D, 5.25% 2027 (preref. 2012)	1,540	1,648
Public Buildings Auth., Government Facs. Rev. Bonds, Series D, 5.25% 2036 (preref. 2012)	500	535
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series C, 5.50% 2014	1,000	1,075
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, AMBAC insured, 5.25% 2030 (put 2012)	1,000	1,063
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, FGIC insured, 5.25% 2031 (put 2012)	3,000	3,186
Public Fin. Corp., Commonwealth Appropriation Bonds, Series 2004-A, MBIA insured, 5.25% 2029 (put 2012)	2,000	2,127
Public Improvement G.O. Ref. Bonds, Series 2004-A, 5.00% 2030 (put 2012)	1,000	1,032
		14,534

VIRGIN ISLANDS — 1.24%
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 1998-A, 5.20% 2009	1,000	1,032
Public Fin. Auth., Rev. and Ref. Bonds (Matching Fund Loan Notes), Series 1998-C, 5.50% 2007	1,000	1,018
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes), Series 2004-A, 5.25% 2017	750	786
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes), Series 2004-A, 5.25% 2018	500	523
		3,359

Total bonds & notes (cost: $253,672,000)		258,442

Short-term securities — 4.98%

State of Virginia, Fairfax County Econ. Dev. Auth., Multi-Modal Rev. Bonds (Smithsonian Institution Issue), Series A, 3.64% 2033[1]	800,000	800
State of Virginia, Fairfax Industrial Dev. Auth., Demand Obligation Rev. Bonds (Fairfax Hospital System, Inc.), Series 1988-C, 3.64% 2025[1]	700,000	700
Industrial Dev. Auth. of the City of Lexington, Virginia, Tax-Exempt Educational Facs. Rev. Bonds (V.M.I. Dev. Board, Inc. Project), Series 2006, 3.64% 2036[1]	500,000	500
Industrial Dev. Auth. of Loudoun County, Virginia, Multi-Modal Rev. Bonds (Howard Hughes Medical Institute Issue), Series 2003-A, 3.67% 2038[1,2]	1,360,000	1,360
Industrial Dev. Auth. of Loudoun County, Virginia, Multi-Modal Rev. Bonds (Howard Hughes Medical Institute Issue), Series 2003-B, 3.60% 2038[1,2]	900,000	900
Industrial Dev. Auth. of Loudoun County, Virginia, Multi-Modal Rev. Bonds (Howard Hughes Medical Institute Issue), Series 2003-C, 3.66% 2038[1,2]	1,300,000	1,300
Industrial Dev. Auth. of Loudoun County, Virginia, Multi-Modal Rev. Bonds (Howard Hughes Medical Institute Issue), Series 2003-D, 3.67% 2038[1,2]	200,000	200
Industrial Dev. Auth. of Loudoun County, Virginia, Multi-Modal Rev. Bonds (Howard Hughes Medical Institute Issue), Series 2003-E, 3.65% 2038[1]	2,900,000	2,900
State of Virginia, Rector and Visitors of the University of Virginia, General Rev. Pledge Bonds, Series 2003-A, 3.64% 2034[1]	3,100,000	3,100
Industrial Dev. Auth. of the City of Roanoke, Virginia, Hospital Rev. Bonds (Carilion Health System Obligated Group), Series 2005, Subseries C-2, FSA insured, 3.64% 2027[1]	1,300,000	1,300
State of Virginia, Suffolk City Industrial Dev. Auth., Hospital Rev. and Ref. Bonds (Louise Obici Memorial Hospital Project), Series 2004, 3.63% 2022[1,2]	440,000	440

Total short-term securities (cost: $13,500,000)		13,500

		Market value
		(000)

Total investment securities (cost: $267,172,000)		$271,942
Other assets less liabilities		(946)

Net assets		$270,996

[1]Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.

Key to abbreviations

Agcy = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Certs. Of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue
TECP = Tax-Exempt Commercial Paper

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of
The American Funds Tax-Exempt Series I:

We have audited, in accordance with standards of the Public Company Accounting Oversight Board (United States), the financial statements of The Tax-Exempt Fund of Maryland and The Tax-Exempt Fund of Virginia (constituting The American Funds Tax-Exempt Series I, hereafter referred to as the "Trust") as of July 31, 2006, and for the year then ended and have issued our unqualified report thereon dated August 30, 2006 (which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audit included an audit of the Trust's investment portfolios (the “Portfolios”) as of July 31, 2006 appearing in Item 6 of this Form N-CSR. The Portfolios are the responsibility of the Trust's management. Our responsibility is to express an opinion on the portfolios based on our audit.

In our opinion, the Portfolios referred to above, when read in conjunction with the financial statements of the Trust referred to above, presents fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP
Los Angeles, California
August 30, 2006

ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 - Purchase of Equity Securities by Closed End Management Investment Company and Affiliated Procedures

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees since the registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a Governance Committee comprised solely of persons who are not considered “interested persons” of the registrant within the meaning of the Investment Company Act of 1940. The committee periodically reviews such issues as the Board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the Governance Committee of the Registrant, c/o the Registrant’s Secretary, and should be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the Governance Committee.

ITEM 11 - Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal half-year (the Registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 - Exhibits

(a)	(1) The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)	(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The American Funds Tax-Exempt Series I
By  /s/ Jeffrey L. Steele, President and PEO

Date: September 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Jeffrey L. Steele, President and PEO

Date: September 29, 2006

By /s/ Michael W. Stockton, Vice President, Treasurer
and Principal Financial Officer

Date: September 29, 2006